WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 36.4%
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 1.2%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	34,775,000	$36,477,236	(a)
AT&T Inc., Senior Notes	3.800%	2/15/27	1,250,000	1,412,243
AT&T Inc., Senior Notes	2.300%	6/1/27	25,680,000	26,951,378
AT&T Inc., Senior Notes	1.650%	2/1/28	37,680,000	37,840,302
AT&T Inc., Senior Notes	2.250%	2/1/32	14,430,000	14,483,246
AT&T Inc., Senior Notes	3.100%	2/1/43	26,840,000	26,324,706
AT&T Inc., Senior Notes	4.350%	6/15/45	6,469,000	7,270,444
AT&T Inc., Senior Notes	3.550%	9/15/55	22,321,000	21,739,721	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	5,794,000	6,280,841	(a)
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	6,160,000	7,342,129
Telefonica Emisiones SA, Senior Notes	4.895%	3/6/48	11,960,000	13,831,168
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	6,660,000	7,359,634
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	36,618,000	40,854,961
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	5,622,000	6,153,774
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	5,755,000	6,812,005
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	4,820,000	5,374,150
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	27,937,000	33,920,353
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	4,900,000	5,809,045
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	10,510,000	11,905,482
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	23,345,000	29,669,632
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	2,200,000	2,748,525
Verizon Communications Inc., Senior Notes	4.272%	1/15/36	1,140,000	1,409,474
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	11,010,000	15,283,785

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	1

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Telecommunication Services - (continued)
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	4,840,000	$5,779,803
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	9,310,000	11,545,139
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	12,748,000	17,464,600
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	1,455,000	2,200,547
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	5,339,000	7,019,193
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	24,170,000	29,920,826

Total Diversified Telecommunication Services				441,184,342

Entertainment - 0.0%††
Netflix Inc., Senior Notes	5.375%	2/1/21	2,675,000	2,708,438
ViacomCBS Inc., Senior Notes	3.875%	4/1/24	1,720,000	1,875,376
Walt Disney Co., Senior Notes	4.500%	2/15/21	8,000	8,126
Walt Disney Co., Senior Notes	6.200%	12/15/34	260,000	385,039
Walt Disney Co., Senior Notes	6.650%	11/15/37	5,240,000	7,927,667

Total Entertainment				12,904,646

Interactive Media & Services - 0.1%
Alphabet Inc., Senior Notes	0.450%	8/15/25	3,590,000	3,583,199
Alphabet Inc., Senior Notes	0.800%	8/15/27	6,770,000	6,752,172
Alphabet Inc., Senior Notes	1.100%	8/15/30	7,900,000	7,883,433
Alphabet Inc., Senior Notes	2.050%	8/15/50	12,760,000	12,008,941

Total Interactive Media & Services				30,227,745

Media - 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	7,837,000	8,256,711	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	5,450,000	5,727,950	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	1,460,000	1,534,898	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	15,743,000	16,451,435	(a)

See Notes to Schedule of Investments.

2	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	29,327,000	$33,943,714
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	55,869,000	63,486,711
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	19,860,000	23,836,766
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	15,060,000	15,711,520
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	15,910,000	19,496,967
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	6,620,000	8,897,664
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	450,000	562,684
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	6,040,000	6,902,234

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	3

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	2,608,000	$3,620,687
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	3,150,000	3,753,417
Comcast Corp., Senior Notes	3.100%	4/1/25	949,000	1,046,934
Comcast Corp., Senior Notes	3.375%	8/15/25	3,940,000	4,396,743
Comcast Corp., Senior Notes	3.950%	10/15/25	26,460,000	30,404,726
Comcast Corp., Senior Notes	3.150%	3/1/26	9,960,000	11,136,094
Comcast Corp., Senior Notes	3.300%	4/1/27	12,400,000	14,037,494
Comcast Corp., Senior Notes	4.150%	10/15/28	55,830,000	67,367,750
Comcast Corp., Senior Notes	3.400%	4/1/30	7,960,000	9,206,960
Comcast Corp., Senior Notes	4.250%	10/15/30	14,475,000	17,790,509
Comcast Corp., Senior Notes	4.250%	1/15/33	1,710,000	2,129,964
Comcast Corp., Senior Notes	4.200%	8/15/34	244,000	304,264
Comcast Corp., Senior Notes	5.650%	6/15/35	60,000	85,500
Comcast Corp., Senior Notes	6.500%	11/15/35	2,250,000	3,416,457
Comcast Corp., Senior Notes	3.900%	3/1/38	8,310,000	9,886,203
Comcast Corp., Senior Notes	3.250%	11/1/39	1,580,000	1,762,038
Comcast Corp., Senior Notes	3.750%	4/1/40	2,020,000	2,372,314
Comcast Corp., Senior Notes	3.400%	7/15/46	1,550,000	1,730,684
Comcast Corp., Senior Notes	3.969%	11/1/47	221,000	265,098
Comcast Corp., Senior Notes	4.000%	3/1/48	2,230,000	2,714,117
Comcast Corp., Senior Notes	4.700%	10/15/48	3,560,000	4,763,908
Comcast Corp., Senior Notes	3.999%	11/1/49	9,626,000	11,722,827
Comcast Corp., Senior Notes	3.450%	2/1/50	11,030,000	12,507,346
DISH DBS Corp., Senior Notes	5.875%	11/15/24	17,424,000	17,893,838
DISH DBS Corp., Senior Notes	7.750%	7/1/26	3,240,000	3,566,025
Fox Corp., Senior Notes	4.709%	1/25/29	2,110,000	2,533,590
Fox Corp., Senior Notes	5.476%	1/25/39	13,410,000	17,982,404
Fox Corp., Senior Notes	5.576%	1/25/49	430,000	595,907
Prosus NV, Senior Notes	4.850%	7/6/27	18,070,000	20,647,505	(a)
Time Warner Cable LLC, Senior Secured Notes	4.125%	2/15/21	8,351,000	8,383,717
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	8,925,000	12,660,119
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	3,295,000	4,466,405

See Notes to Schedule of Investments.

4	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	8,447,000	$10,558,572
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	2,060,000	3,159,333
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	200,000	208,875	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	2,820,000	3,031,613	(a)

Total Media				526,919,191

Wireless Telecommunication Services - 0.5%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	760,000	804,650	(a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	450,000	459,112	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	635,000	794,941
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	10,530,000	15,424,449
Sprint Corp., Senior Notes	7.875%	9/15/23	930,000	1,070,081
Sprint Corp., Senior Notes	7.625%	2/15/25	5,365,000	6,287,109
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	1,150,000	1,164,680	(a)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	1,690,000	1,832,594	(a)
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	500,000	501,925
T-Mobile USA Inc., Senior Notes	6.000%	4/15/24	320,000	327,101
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	57,300,000	62,932,590	(a)
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	2,920,000	3,279,569	(a)
T-Mobile USA Inc., Senior Secured Notes	2.050%	2/15/28	3,310,000	3,392,982	(a)(b)
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	37,290,000	42,356,592	(a)
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	9,660,000	10,006,407	(a)(b)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	5

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - (continued)
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	4,880,000	$5,725,070	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	23,910,000	28,339,855

Total Wireless Telecommunication Services				184,699,707

TOTAL COMMUNICATION SERVICES				1,195,935,631

CONSUMER DISCRETIONARY - 2.3%
Automobiles - 0.5%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	1,590,000	1,609,666	(a)
Ford Motor Co., Senior Notes	8.500%	4/21/23	4,890,000	5,337,899
Ford Motor Co., Senior Notes	9.000%	4/22/25	3,850,000	4,419,011
Ford Motor Co., Senior Notes	4.750%	1/15/43	2,720,000	2,467,856
Ford Motor Credit Co. LLC, Senior Notes	5.750%	2/1/21	2,940,000	2,965,725
Ford Motor Credit Co. LLC, Senior Notes	3.336%	3/18/21	900,000	901,350
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	21,080,000	21,514,775
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	1,190,000	1,166,557
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	290,000	299,425
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	5,890,000	5,739,069
Ford Motor Credit Co. LLC, Senior Notes	3.815%	11/2/27	250,000	238,825
General Motors Co., Senior Notes	5.400%	10/2/23	5,770,000	6,366,855
General Motors Co., Senior Notes	6.125%	10/1/25	10,170,000	11,831,913
General Motors Co., Senior Notes	5.150%	4/1/38	2,050,000	2,179,525
General Motors Co., Senior Notes	6.250%	10/2/43	3,640,000	4,319,261
General Motors Co., Senior Notes	5.950%	4/1/49	8,120,000	9,542,409
General Motors Financial Co. Inc., Senior Notes	2.450%	11/6/20	3,110,000	3,115,032
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	3,650,000	3,766,324

See Notes to Schedule of Investments.

6	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Automobiles - (continued)
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	7,930,000	$8,154,646
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	920,000	978,041
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	2,340,000	2,544,855
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	19,290,000	19,568,302	(a)
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	39,970,000	40,372,223	(a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	39,240,000	39,367,038	(a)

Total Automobiles				198,766,582

Diversified Consumer Services - 0.0%††
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	8,450,000	9,054,978	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	3,167,000	3,780,004

Total Diversified Consumer Services				12,834,982

Hotels, Restaurants & Leisure - 0.6%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	6,388,000	6,512,247	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	5.750%	4/15/25	1,225,000	1,309,611	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.250%	6/1/25	320,000	348,262
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	1,996,000	2,215,909
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	10,770,000	11,257,881	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	3,130,000	3,232,758
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	4,400,000	4,644,750	(a)
Hilton Worldwide Finance LLC/ Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	605,000	613,255

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	7

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Hilton Worldwide Finance LLC/ Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	4,930,000	$5,017,754
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	28,850,000	29,189,317
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	2,130,000	2,129,636
McDonald’s Corp., Senior Notes	3.375%	5/26/25	1,719,000	1,913,725
McDonald’s Corp., Senior Notes	3.300%	7/1/25	9,140,000	10,178,651
McDonald’s Corp., Senior Notes	1.450%	9/1/25	2,140,000	2,210,333
McDonald’s Corp., Senior Notes	3.700%	1/30/26	16,745,000	19,095,208
McDonald’s Corp., Senior Notes	3.500%	3/1/27	12,680,000	14,376,739
McDonald’s Corp., Senior Notes	3.500%	7/1/27	3,360,000	3,834,090
McDonald’s Corp., Senior Notes	3.800%	4/1/28	4,300,000	5,024,486
McDonald’s Corp., Senior Notes	3.600%	7/1/30	9,300,000	10,871,327
McDonald’s Corp., Senior Notes	3.625%	9/1/49	1,610,000	1,817,774
McDonald’s Corp., Senior Notes	4.200%	4/1/50	25,460,000	31,154,580
Sands China Ltd., Senior Notes	4.600%	8/8/23	16,228,000	17,341,403
Sands China Ltd., Senior Notes	5.125%	8/8/25	17,040,000	18,643,379
Sands China Ltd., Senior Notes	3.800%	1/8/26	7,500,000	7,867,425	(a)
Sands China Ltd., Senior Notes	5.400%	8/8/28	6,900,000	7,700,262
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	9,225,000	8,188,894	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	11,450,000	11,135,125	(a)

Total Hotels, Restaurants & Leisure				237,824,781

Household Durables - 0.1%
Lennar Corp., Senior Notes	4.500%	4/30/24	5,640,000	6,045,375
Lennar Corp., Senior Notes	4.750%	5/30/25	1,350,000	1,476,883
Lennar Corp., Senior Notes	5.000%	6/15/27	420,000	475,650
Lennar Corp., Senior Notes	4.750%	11/29/27	8,000,000	9,144,000
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	4,800,000	5,817,000
Newell Brands Inc., Senior Notes	4.350%	4/1/23	2,188,000	2,289,808
Newell Brands Inc., Senior Notes	4.700%	4/1/26	150,000	159,965
Toll Brothers Finance Corp., Senior Notes	4.375%	4/15/23	4,740,000	4,971,691

Total Household Durables				30,380,372

See Notes to Schedule of Investments.

8	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Internet & Direct Marketing Retail - 0.4%
Amazon.com Inc., Senior Notes	0.800%	6/3/25	17,270,000	$17,505,167
Amazon.com Inc., Senior Notes	1.200%	6/3/27	21,140,000	21,467,201
Amazon.com Inc., Senior Notes	3.150%	8/22/27	15,280,000	17,443,604
Amazon.com Inc., Senior Notes	1.500%	6/3/30	19,890,000	20,352,257
Amazon.com Inc., Senior Notes	3.875%	8/22/37	6,800,000	8,487,628
Amazon.com Inc., Senior Notes	4.950%	12/5/44	10,095,000	14,398,508
Amazon.com Inc., Senior Notes	4.050%	8/22/47	8,290,000	10,808,320
Amazon.com Inc., Senior Notes	2.500%	6/3/50	16,950,000	17,397,248
Amazon.com Inc., Senior Notes	4.250%	8/22/57	3,240,000	4,442,077

Total Internet & Direct Marketing Retail				132,302,010

Multiline Retail - 0.0%††
Dollar General Corp., Senior Notes	3.250%	4/15/23	1,380,000	1,464,867

Specialty Retail - 0.4%
Home Depot Inc., Senior Notes	2.500%	4/15/27	8,648,000	9,419,237
Home Depot Inc., Senior Notes	3.900%	12/6/28	1,590,000	1,885,043
Home Depot Inc., Senior Notes	2.700%	4/15/30	9,310,000	10,386,624
Home Depot Inc., Senior Notes	3.300%	4/15/40	10,560,000	12,048,482
Home Depot Inc., Senior Notes	3.900%	6/15/47	1,736,000	2,147,089
Home Depot Inc., Senior Notes	3.350%	4/15/50	28,325,000	32,980,144
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	5,940,000	7,386,219
Lowe’s Cos. Inc., Senior Notes	5.000%	4/15/40	4,140,000	5,448,379
Lowe’s Cos. Inc., Senior Notes	5.125%	4/15/50	18,690,000	25,927,783
Target Corp., Senior Notes	2.250%	4/15/25	13,960,000	14,980,715
TJX Cos. Inc., Senior Notes	3.500%	4/15/25	9,200,000	10,257,378
TJX Cos. Inc., Senior Notes	3.750%	4/15/27	2,780,000	3,191,642

Total Specialty Retail				136,058,735

Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	1,177,000	1,226,899	(a)
Hanesbrands Inc., Senior Notes	5.375%	5/15/25	9,300,000	9,823,125	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	4,810,000	5,143,694	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	8,420,000	8,630,500
NIKE Inc., Senior Notes	2.400%	3/27/25	7,830,000	8,420,642
NIKE Inc., Senior Notes	2.750%	3/27/27	12,570,000	14,000,937
NIKE Inc., Senior Notes	2.850%	3/27/30	12,240,000	13,775,207

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	9

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Textiles, Apparel & Luxury Goods - (continued)
NIKE Inc., Senior Notes	3.250%	3/27/40	8,570,000	$9,840,680
NIKE Inc., Senior Notes	3.375%	3/27/50	25,832,000	30,321,196

Total Textiles, Apparel & Luxury Goods				101,182,880

TOTAL CONSUMER DISCRETIONARY				850,815,209

CONSUMER STAPLES - 2.8%
Beverages - 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	37,240,000	41,795,083
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	22,020,000	27,235,245
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	13,410,000	15,188,674
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	9,240,000	10,720,373
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	30,630,000	37,432,833
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	7,380,000	8,416,950
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	17,580,000	20,631,104
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	1,500,000	2,023,054
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	33,120,000	39,903,632
Coca-Cola Co., Senior Notes	2.950%	3/25/25	6,040,000	6,645,183
Coca-Cola Co., Senior Notes	3.375%	3/25/27	7,590,000	8,713,968
Coca-Cola Co., Senior Notes	1.450%	6/1/27	15,310,000	15,774,596
Coca-Cola Co., Senior Notes	2.500%	6/1/40	3,050,000	3,210,528
Coca-Cola Co., Senior Notes	2.600%	6/1/50	6,290,000	6,348,456
Coca-Cola Co., Senior Notes	2.500%	3/15/51	6,230,000	6,243,651
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	1,395,000	1,522,049
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	6,830,000	7,009,287	(a)
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	15,570,000	16,190,445
Molson Coors Beverage Co., Senior Notes	3.500%	5/1/22	1,370,000	1,424,710

See Notes to Schedule of Investments.

10	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Beverages - (continued)
Molson Coors Beverage Co., Senior Notes	3.000%	7/15/26	3,245,000	$3,463,985
Molson Coors Beverage Co., Senior Notes	4.200%	7/15/46	3,390,000	3,581,558
PepsiCo Inc., Senior Notes	0.750%	5/1/23	16,050,000	16,223,544
PepsiCo Inc., Senior Notes	2.250%	3/19/25	1,580,000	1,694,180
PepsiCo Inc., Senior Notes	2.625%	3/19/27	1,617,000	1,778,099
PepsiCo Inc., Senior Notes	1.625%	5/1/30	13,210,000	13,600,619
PepsiCo Inc., Senior Notes	4.000%	3/5/42	4,980,000	6,274,433
PepsiCo Inc., Senior Notes	2.875%	10/15/49	4,750,000	5,126,578
PepsiCo Inc., Senior Notes	3.625%	3/19/50	2,220,000	2,704,089
PepsiCo Inc., Senior Notes	3.875%	3/19/60	2,900,000	3,673,765
Pernod Ricard SA, Senior Notes	4.450%	1/15/22	10,485,000	11,006,555	(a)

Total Beverages				345,557,226

Food & Staples Retailing - 0.3%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	24,175,000	24,816,972
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	13,630,000	13,893,960
CVS Pass-Through Trust, Secured Trust	5.880%	1/10/28	2,941,827	3,311,073
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	1,965,521	2,345,665
CVS Pass-Through Trust, Senior Secured Trust	5.298%	1/11/27	233,587	250,784	(a)
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	8,053,742	9,160,775
Walmart Inc., Senior Notes	3.400%	6/26/23	5,060,000	5,470,897
Walmart Inc., Senior Notes	3.550%	6/26/25	4,320,000	4,897,594
Walmart Inc., Senior Notes	3.700%	6/26/28	25,130,000	29,754,908

Total Food & Staples Retailing				93,902,628

Food Products - 0.5%
Danone SA, Senior Notes	2.077%	11/2/21	15,860,000	16,109,350	(a)
Danone SA, Senior Notes	2.589%	11/2/23	20,650,000	21,802,692	(a)
Danone SA, Senior Notes	2.947%	11/2/26	6,540,000	7,262,409	(a)
Hershey Co., Senior Notes	0.900%	6/1/25	4,030,000	4,055,443
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	5,262,000	5,715,483
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	4,593,000	4,725,290

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - (continued)
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	3,350,000	$3,684,649	(a)
Kraft Heinz Foods Co., Senior Notes	6.750%	3/15/32	410,000	542,709
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	1,661,000	1,916,654
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	1,150,000	1,543,933
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	290,000	392,034	(a)
Kraft Heinz Foods Co., Senior Notes	4.625%	10/1/39	290,000	308,846	(a)
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	4,160,000	4,561,899
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	10,420,000	11,423,906
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	5,420,000	5,585,754
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	8,180,000	8,659,626	(a)
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	8,460,000	9,733,103	(a)
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	30,000	31,350	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	6,470,000	6,757,106	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	5/15/28	1,870,000	2,023,106	(a)
Mars Inc., Senior Notes	2.700%	4/1/25	9,380,000	10,133,028	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	4,880,000	5,587,466	(a)
Mars Inc., Senior Notes	2.375%	7/16/40	6,740,000	6,755,823	(a)
Mondelez International Holdings Netherlands BV, Senior Notes	2.125%	9/19/22	7,900,000	8,155,749	(a)
Mondelez International Inc., Senior Notes	2.125%	4/13/23	4,500,000	4,672,893
Mondelez International Inc., Senior Notes	1.500%	5/4/25	22,350,000	22,992,798
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	690,000	691,054	(a)

Total Food Products				175,824,153

See Notes to Schedule of Investments.

12	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Products - 0.1%
Procter & Gamble Co., Senior Notes	2.450%	3/25/25	6,120,000	$6,635,094
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	2,490,000	2,798,850
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	6,070,000	7,055,628
Procter & Gamble Co., Senior Notes	3.550%	3/25/40	10,270,000	12,534,483
Procter & Gamble Co., Senior Notes	3.600%	3/25/50	12,170,000	15,506,972
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	6,450,000	6,666,075
Spectrum Brands Inc., Senior Notes	5.000%	10/1/29	950,000	988,000	(a)

Total Household Products				52,185,102

Tobacco - 0.9%
Altria Group Inc., Senior Notes	4.750%	5/5/21	11,110,000	11,390,682
Altria Group Inc., Senior Notes	3.490%	2/14/22	5,980,000	6,220,354
Altria Group Inc., Senior Notes	2.850%	8/9/22	5,100,000	5,314,054
Altria Group Inc., Senior Notes	3.800%	2/14/24	6,610,000	7,231,663
Altria Group Inc., Senior Notes	2.350%	5/6/25	3,770,000	3,989,412
Altria Group Inc., Senior Notes	4.400%	2/14/26	32,230,000	37,274,819
Altria Group Inc., Senior Notes	4.800%	2/14/29	39,040,000	46,388,322
Altria Group Inc., Senior Notes	5.800%	2/14/39	15,190,000	19,485,372
Altria Group Inc., Senior Notes	3.875%	9/16/46	6,950,000	7,155,673
Altria Group Inc., Senior Notes	5.950%	2/14/49	22,010,000	29,574,686
Altria Group Inc., Senior Notes	4.450%	5/6/50	13,000,000	14,539,995
Altria Group Inc., Senior Notes	6.200%	2/14/59	4,650,000	6,380,406
BAT Capital Corp., Senior Notes	3.557%	8/15/27	15,851,000	17,139,533
BAT Capital Corp., Senior Notes	4.540%	8/15/47	43,950,000	47,212,953
Cargill Inc., Senior Notes	1.375%	7/23/23	13,510,000	13,824,962	(a)
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	12,470,000	12,819,952
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	4,200,000	4,365,141
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	14,810,000	15,424,358
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	8,220,000	8,351,488

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	13

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Tobacco - (continued)
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	9,050,000	$9,328,683
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	3,085,000	3,805,370
Reynolds American Inc., Senior Notes	5.850%	8/15/45	7,579,000	9,248,417

Total Tobacco				336,466,295

TOTAL CONSUMER STAPLES				1,003,935,404

ENERGY - 5.0%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	818,000	889,820
Halliburton Co., Senior Notes	4.850%	11/15/35	5,090,000	5,409,563
Halliburton Co., Senior Notes	5.000%	11/15/45	8,510,000	8,802,710

Total Energy Equipment & Services				15,102,093

Oil, Gas & Consumable Fuels - 5.0%
Apache Corp., Senior Notes	3.250%	4/15/22	2,526,000	2,497,204
Apache Corp., Senior Notes	4.375%	10/15/28	7,430,000	6,812,381
Apache Corp., Senior Notes	4.250%	1/15/30	800,000	722,240
Apache Corp., Senior Notes	6.000%	1/15/37	1,006,000	963,175
Apache Corp., Senior Notes	5.100%	9/1/40	12,719,000	11,415,302
Apache Corp., Senior Notes	4.750%	4/15/43	10,830,000	9,659,006
Apache Corp., Senior Notes	4.250%	1/15/44	18,548,000	15,812,170
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	4,490,000	4,390,210	(a)
BP Capital Markets America Inc., Senior Notes	2.937%	4/6/23	1,300,000	1,375,690
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	14,330,000	15,413,499
BP Capital Markets America Inc., Senior Notes	3.790%	2/6/24	2,930,000	3,214,618
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	17,380,000	19,435,388
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	4,790,000	5,292,105
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	7,160,000	8,028,645
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	9,240,000	10,625,153

See Notes to Schedule of Investments.

14	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
BP Capital Markets America Inc., Senior Notes	1.749%	8/10/30	5,000,000	$4,972,782
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	36,530,000	35,333,019
BP Capital Markets America Inc., Senior Notes	2.772%	11/10/50	3,000,000	2,782,175
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	510,000	527,941
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	1,650,000	1,721,890
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	2,390,000	2,640,812
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	21,110,000	23,526,580
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	9,050,000	9,969,125	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	22,494,000	25,451,114	(a)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	8,500,000	8,739,062	(a)
Chevron Corp., Senior Notes	1.554%	5/11/25	15,860,000	16,452,931
Chevron Corp., Senior Notes	2.954%	5/16/26	4,000	4,463
Chevron Corp., Senior Notes	1.995%	5/11/27	5,740,000	6,080,522
Chevron Corp., Senior Notes	2.236%	5/11/30	2,360,000	2,509,632
Chevron Corp., Senior Notes	2.978%	5/11/40	1,870,000	2,026,256
Chevron Corp., Senior Notes	3.078%	5/11/50	7,800,000	8,379,187
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	26,499,000	26,728,813
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	21,819,000	22,606,407
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	35,600,000	39,159,466
Concho Resources Inc., Senior Notes	3.750%	10/1/27	14,799,000	15,995,233
Concho Resources Inc., Senior Notes	4.300%	8/15/28	16,008,000	17,717,313
Conoco Funding Co., Senior Notes	7.250%	10/15/31	810,000	1,210,242
ConocoPhillips, Senior Notes	5.900%	10/15/32	10,000	13,687
ConocoPhillips, Senior Notes	6.500%	2/1/39	40,000	58,657

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	15

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
ConocoPhillips Co., Senior Notes	6.950%	4/15/29	693,000	$962,949
Continental Resources Inc., Senior Notes	4.500%	4/15/23	6,430,000	6,139,557
Continental Resources Inc., Senior Notes	3.800%	6/1/24	3,424,000	3,167,200
Continental Resources Inc., Senior Notes	4.375%	1/15/28	18,789,000	16,309,604
Continental Resources Inc., Senior Notes	4.900%	6/1/44	2,570,000	1,941,211
Devon Energy Corp., Senior Notes	5.850%	12/15/25	12,076,000	13,542,347
Devon Energy Corp., Senior Notes	5.600%	7/15/41	9,920,000	10,047,939
Devon Energy Corp., Senior Notes	4.750%	5/15/42	3,537,000	3,295,390
Devon Energy Corp., Senior Notes	5.000%	6/15/45	38,990,000	37,110,763
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	8,210,000	8,526,743
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	430,000	432,001
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	7,622,000	7,409,014
Ecopetrol SA, Senior Notes	5.875%	5/28/45	31,380,000	34,243,425
Energy Transfer Operating LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	10,138,000	7,831,605	(c)(d)
Energy Transfer Operating LP, Senior Notes	2.900%	5/15/25	11,430,000	11,508,769
Energy Transfer Operating LP, Senior Notes	4.950%	6/15/28	4,888,000	5,182,654
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	4,100,000	4,407,729
Energy Transfer Operating LP, Senior Notes	3.750%	5/15/30	39,330,000	38,182,612
Energy Transfer Operating LP, Senior Notes	6.250%	4/15/49	3,890,000	4,031,176

See Notes to Schedule of Investments.

16	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Energy Transfer Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	5,781,000	$6,041,485
Energy Transfer Partners LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	510,000	543,278
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	26,093,000	30,562,984
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	8,650,000	9,453,343
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	32,967,000	35,176,660
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	1,030,000	1,446,292
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	970,000	1,106,432
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	1,680,000	1,946,873
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	3,370,000	3,595,050
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	18,477,000	18,319,622
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	6,940,000	6,895,859
EOG Resources Inc., Senior Notes	4.150%	1/15/26	6,442,000	7,382,600
EOG Resources Inc., Senior Notes	4.375%	4/15/30	3,690,000	4,358,044
EOG Resources Inc., Senior Notes	3.900%	4/1/35	12,960,000	14,552,795
EOG Resources Inc., Senior Notes	4.950%	4/15/50	19,990,000	24,685,862
EQT Corp., Senior Notes	3.000%	10/1/22	13,239,000	12,957,671
EQT Corp., Senior Notes	7.875%	2/1/25	1,230,000	1,365,109
EQT Corp., Senior Notes	3.900%	10/1/27	900,000	830,250
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	2,460,000	2,532,490
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	37,170,000	40,792,004
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	11,540,000	12,750,951

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	17

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	13,120,000	$15,164,973
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	3,000,000	3,685,684
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	22,720,000	27,041,440
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	4,800,000	6,040,765
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	6,000,000	6,630,645
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	4,050,000	4,746,608	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	7,310,000	9,356,800	(a)
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	4,510,000	4,542,519
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	1,497,000	2,041,728
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	1,450,000	1,829,724
Kinder Morgan Energy Partners LP, Senior Notes	6.375%	3/1/41	1,720,000	2,112,009
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	1,260,000	1,491,108
Kinder Morgan Energy Partners LP, Senior Notes	5.400%	9/1/44	680,000	790,234
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	2,820,000	3,178,224
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	3,276,000	4,538,662
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	7,860,000	9,357,067
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	4,650,000	5,299,411
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	8,770,000	10,308,313
MPLX LP, Senior Notes	4.875%	12/1/24	9,800,000	10,954,342
MPLX LP, Senior Notes	4.875%	6/1/25	7,870,000	8,920,130
MPLX LP, Senior Notes	4.800%	2/15/29	8,850,000	10,138,727
MPLX LP, Senior Notes	4.500%	4/15/38	11,800,000	12,108,979
MPLX LP, Senior Notes	4.700%	4/15/48	11,880,000	12,094,030

See Notes to Schedule of Investments.

18	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
MPLX LP, Senior Notes	5.500%	2/15/49	9,296,000	$10,471,869
Noble Energy Inc., Senior Notes	3.850%	1/15/28	19,795,000	22,493,002
Noble Energy Inc., Senior Notes	5.250%	11/15/43	6,205,000	8,238,465
Noble Energy Inc., Senior Notes	5.050%	11/15/44	1,741,000	2,262,654
Noble Energy Inc., Senior Notes	4.950%	8/15/47	2,370,000	3,122,743
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	5,230,000	4,962,538
Occidental Petroleum Corp., Senior Notes	2.700%	8/15/22	13,090,000	12,254,793
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	3,107,000	3,014,722
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	21,930,000	18,647,079
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	1,180,000	1,070,649
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	9,455,000	7,564,000
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	19,417,000	15,436,515
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	6,400,000	5,031,168
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	60,000	46,068
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	17,260,000	15,954,712
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	14,340,000	13,658,850
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	4,792,000	4,669,205
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	23,185,000	19,808,684
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	6,250,000	4,500,000
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	16,480,000	11,948,000
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	27,550,000	23,779,094
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	11,470,000	8,165,665
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	27,855,000	18,871,762

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	19

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Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	20,750,000	$14,291,562
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.375%	1/15/25	1,200,000	1,200,000	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	2,070,000	1,950,768	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	14,259,000	15,831,482
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	92,550,000	101,180,287
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	7,710,000	9,140,976
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	16,560,000	18,294,660
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	23,200,000	26,479,900
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	4,350,000	4,192,291
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	14,490,000	12,055,680
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	3,860,000	2,868,771
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	14,210,000	10,913,067
Range Resources Corp., Senior Notes	5.875%	7/1/22	542,000	527,645
Range Resources Corp., Senior Notes	5.000%	3/15/23	7,197,000	6,850,644
Range Resources Corp., Senior Notes	4.875%	5/15/25	5,160,000	4,670,316
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	2,870,000	3,252,734
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	5,110,000	5,509,440	(a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	5,450,000	6,043,329
Shell International Finance BV, Senior Notes	2.750%	4/6/30	14,090,000	15,445,344
Shell International Finance BV, Senior Notes	6.375%	12/15/38	4,655,000	6,938,146

See Notes to Schedule of Investments.

20	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Shell International Finance BV, Senior Notes	4.550%	8/12/43	6,360,000	$7,970,778
Shell International Finance BV, Senior Notes	4.375%	5/11/45	13,770,000	16,941,547
Shell International Finance BV, Senior Notes	4.000%	5/10/46	8,940,000	10,466,847
Shell International Finance BV, Senior Notes	3.750%	9/12/46	690,000	772,485
Shell International Finance BV, Senior Notes	3.250%	4/6/50	27,710,000	29,649,596
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	17,660,000	19,523,049	(a)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	9,413,000	13,384,302
Sunoco Logistics Partners Operations LP, Senior Notes	5.300%	4/1/44	1,170,000	1,092,198
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	3,510,000	3,484,044
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	1,845,000	1,897,721
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	1,300,000	1,310,315
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	4,230,000	4,420,350
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	2,120,000	2,274,389
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	7,310,000	7,092,893	(a)
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	18,290,000	19,001,533	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	34,600,000	44,845,660
Western Midstream Operating LP, Senior Notes	4.100%	2/1/25	9,840,000	9,388,246

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	21

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	2,363,000	$2,233,035
Western Midstream Operating LP, Senior Notes	5.050%	2/1/30	42,085,000	41,016,041
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	1,170,000	971,100
Western Midstream Operating LP, Senior Notes	6.250%	2/1/50	6,340,000	5,883,774
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 1.850%)	2.116%	1/13/23	3,870,000	3,600,304	(d)
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	7,903,000	8,426,895
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	3,960,000	4,187,957
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,790,000	1,984,607
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	5,450,000	5,984,029
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	4,249,000	5,603,455
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	6,418,000	8,458,577
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	3,035,000	4,331,274
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	900,000	1,064,500
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	8,529,000	9,570,790
WPX Energy Inc., Senior Notes	6.000%	1/15/22	270,000	279,049
WPX Energy Inc., Senior Notes	8.250%	8/1/23	1,440,000	1,632,449
WPX Energy Inc., Senior Notes	5.250%	10/15/27	1,920,000	1,952,045
WPX Energy Inc., Senior Notes	5.875%	6/15/28	1,728,000	1,807,955

Total Oil, Gas & Consumable Fuels				1,820,317,627

TOTAL ENERGY				1,835,419,720

FINANCIALS - 11.7%
Banks - 8.8%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	8,210,000	9,270,117	(a)
BAC Capital Trust XIV, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.400% or 4.000%)	4.000%	10/16/20	14,210,000	14,073,134	(c)(d)
Banco Santander SA, Senior Notes	3.848%	4/12/23	8,600,000	9,188,146
Banco Santander SA, Senior Notes	2.746%	5/28/25	43,500,000	45,699,374
Banco Santander SA, Senior Notes	4.379%	4/12/28	16,000,000	18,169,357

See Notes to Schedule of Investments.

22	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	1.386%	4/12/23	6,200,000	$6,230,084	(d)
Bank of America Corp., Junior Subordinated Notes (6.100% to 3/17/25 then 3 mo. USD LIBOR + 3.898%)	6.100%	3/17/25	910,000	991,268	(c)(d)
Bank of America Corp., Senior Notes	3.300%	1/11/23	28,960,000	30,757,669
Bank of America Corp., Senior Notes	4.125%	1/22/24	230,000	254,946
Bank of America Corp., Senior Notes	4.000%	4/1/24	13,890,000	15,406,047
Bank of America Corp., Senior Notes	3.500%	4/19/26	16,160,000	18,129,440
Bank of America Corp., Senior Notes	5.000%	1/21/44	33,160,000	45,859,132
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	33,540,000	33,846,726	(d)
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	7,000,000	6,979,784	(d)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	24,180,000	25,791,311	(d)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	39,972,000	41,989,561	(d)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	27,181,000	30,285,395	(d)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	20,980,000	22,355,933	(d)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	7,230,000	8,124,665	(d)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	23

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	85,750,000	$98,515,083	(d)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	8,130,000	9,434,605	(d)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	52,790,000	65,734,706	(d)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	7,370,000	9,403,287	(d)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	14,080,000	15,694,280
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	4,300,000	4,793,070
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	3,050,000	3,520,277
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	14,500,000	16,812,714
Bank of Montreal, Senior Notes	1.850%	5/1/25	26,710,000	27,928,478
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	3,780,000	4,216,217	(d)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	14,860,000	15,163,277
Barclays Bank PLC, Senior Notes	1.700%	5/12/22	11,260,000	11,458,672
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	10,900,000	12,763,064	(d)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	65,350,000	73,254,839	(d)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	6,895,000	7,487,793	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	46,530,000	54,644,101	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	17,970,000	18,559,350	(a)(d)

See Notes to Schedule of Investments.

24	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	51,040,000	$56,558,807	(a)(d)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	13,810,000	17,048,384	(a)(d)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	9,790,000	11,150,429	(a)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	6,530,000	7,279,511	(a)(d)
BPCE SA, Subordinated Notes	5.150%	7/21/24	3,300,000	3,701,244	(a)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	15,070,000	15,211,613
CIT Group Inc., Senior Notes	4.750%	2/16/24	7,040,000	7,257,782
CIT Group Inc., Senior Notes	5.250%	3/7/25	5,730,000	6,073,084
Citigroup Inc., Junior Subordinated Notes (5.950% to 1/30/23 then 3 mo. USD LIBOR + 4.068%)	5.950%	1/30/23	6,050,000	6,231,862	(c)(d)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	26,100,000	27,392,853	(c)(d)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	3,700,000	3,878,322	(c)(d)
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,195,000	3,825,149
Citigroup Inc., Senior Notes	4.650%	7/30/45	24,812,000	32,544,192
Citigroup Inc., Senior Notes	4.650%	7/23/48	3,000,000	3,970,018
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	15,430,000	15,820,986	(d)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	35,480,000	37,265,257	(d)
Citigroup Inc., Senior Notes (2.666% to 1/29/30 then SOFR + 1.146%)	2.666%	1/29/31	20,000,000	21,093,478	(d)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	25

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.750%)	3.106%	4/8/26	10,730,000	$11,638,096	(d)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. USD LIBOR + 1.151%)	3.520%	10/27/28	65,050,000	72,588,346	(d)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	7,640,000	8,807,705	(d)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. USD LIBOR + 1.192%)	4.075%	4/23/29	16,280,000	18,854,705	(d)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	18,680,000	22,436,728	(d)
Citigroup Inc., Subordinated Notes	4.050%	7/30/22	704,000	747,875
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	19,090,000	21,562,480
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	25,260,000	29,975,037
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	11,500,000	13,197,102
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	36,920,000	42,864,486
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,660,000	2,321,275
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	133,000	178,915
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	2,824,000	4,347,305
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,789,000	2,389,123
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	2,080,000	2,614,543
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	24,060,000	26,751,937
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	32,450,000	36,802,811
Cooperatieve Rabobank UA, Senior Notes	5.250%	8/4/45	8,420,000	11,499,573

See Notes to Schedule of Investments.

26	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	33,050,000	$33,524,015	(a)(d)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	11,750,000	12,021,982	(a)(d)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	10,180,000	11,179,967	(a)(d)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	31,300,000	32,894,499	(a)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	3,510,000	3,781,728	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	18,650,000	21,006,347	(a)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	18,620,000	18,802,148	(a)
Danske Bank A/S, Senior Notes (3.001% to 9/20/21 then 3 mo. USD LIBOR + 1.249%)	3.001%	9/20/22	11,830,000	12,059,139	(a)(d)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	5,370,000	5,708,195	(a)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.250% to 3/23/23 then USD 5 year ICE Swap Rate + 3.453%)	6.250%	3/23/23	11,830,000	11,909,734	(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	20,660,000	21,955,072	(c)(d)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	1,750,000	1,974,231
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	13,485,000	14,942,750
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	4,570,000	5,516,385
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	30,080,000	30,487,101	(d)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	27

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	26,490,000	$27,497,355	(d)
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. USD LIBOR + 1.610%)	3.973%	5/22/30	28,460,000	31,821,677	(d)
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	47,560,000	54,943,942	(d)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	4,910,000	5,267,852
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	17,750,000	19,311,560
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	13,100,000	13,479,022	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	17,880,000	18,581,217	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	39,180,000	41,210,571	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	10,920,000	11,919,388	(a)
JPMorgan Chase & Co., Senior Notes	3.625%	5/13/24	20,000	22,095
JPMorgan Chase & Co., Senior Notes (1.514% to 6/1/23 then SOFR + 1.455%)	1.514%	6/1/24	41,130,000	41,994,164	(d)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	24,800,000	25,974,881	(d)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	13,760,000	14,679,095	(d)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	16,560,000	17,876,101	(d)
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. USD LIBOR + 0.945%)	3.509%	1/23/29	29,830,000	33,607,811	(d)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	35,640,000	39,138,193	(d)

See Notes to Schedule of Investments.

28	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	18,900,000	$22,408,320	(d)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	7,130,000	8,584,387	(d)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then SOFR + 3.790%)	4.493%	3/24/31	15,000,000	18,348,750	(d)
JPMorgan Chase & Co., Senior Notes 3.109% to 4/22/40 then SOFR + 2.460%)	3.109%	4/22/41	10,000,000	10,895,784	(d)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	3,195,000	3,547,118
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	14,330,000	16,673,415
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	4,050,000	4,723,563
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	20,670,000	28,055,796
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	1,000,000	1,065,444	(c)(d)
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	10,560,000	11,486,701
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	14,100,000	16,368,806
Lloyds Banking Group PLC, Senior Notes	4.550%	8/16/28	200,000	236,078
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	2,261,000	2,478,675	(d)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	15,350,000	16,760,624
Mitsubishi UFJ Financial Group Inc., Senior Notes	2.998%	2/22/22	7,240,000	7,483,503
Natwest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	10,710,000	11,639,546	(d)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	29

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Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Natwest Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	10,000,000	$10,786,627	(d)
Natwest Group PLC, Senior Notes (4.892% to 5/18/28 then 3 mo. USD LIBOR + 1.754%)	4.892%	5/18/29	5,450,000	6,347,450	(d)
Natwest Group PLC, Senior Notes (5.076% to 1/27/29 then 3 mo. USD LIBOR + 1.905%)	5.076%	1/27/30	3,000,000	3,579,871	(d)
Natwest Group PLC, Subordinated Notes	6.000%	12/19/23	15,075,000	16,963,653
Natwest Group PLC, Subordinated Notes	5.125%	5/28/24	24,180,000	26,543,660
Nordea Bank Abp, Subordinated Notes	4.875%	5/13/21	14,640,000	15,020,838	(a)
Royal Bank of Canada, Senior Notes	2.150%	10/26/20	9,960,000	9,973,457
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	11,940,000	12,143,618
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	20,990,000	21,554,196
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	14,190,000	14,404,622
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	3,560,000	4,363,993	(a)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	264,000	288,739	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	715,000	883,887	(a)
Sumitomo Mitsui Financial Group Inc., Senior Notes	2.058%	7/14/21	10,680,000	10,827,680
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	13,040,000	13,303,474
Swedbank AB, Senior Notes	1.300%	6/2/23	17,500,000	17,847,550	(a)
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	14,710,000	15,015,757
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	27,800,000	27,999,357
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	14,120,000	14,365,650
UniCredit SpA, Senior Notes	6.572%	1/14/22	30,090,000	31,941,989	(a)

See Notes to Schedule of Investments.

30	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,450,000	$1,668,501	(a)(d)
US Bancorp, Senior Notes	1.450%	5/12/25	30,910,000	32,055,462
US Bank NA, Senior Notes	3.150%	4/26/21	11,950,000	12,118,397
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	11/2/20	38,861,000	38,899,084	(c)(d)
Wells Fargo & Co., Junior Subordinated Notes	5.950%	12/15/36	5,612,000	7,377,156
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	13,950,000	14,246,968
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	11,840,000	12,876,216
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	29,510,000	32,302,097
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	23,420,000	27,563,087
Wells Fargo & Co., Senior Notes (1.654% to 6/2/23 then SOFR + 1.600%)	1.654%	6/2/24	18,940,000	19,305,793	(d)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	25,380,000	26,512,527	(d)
Wells Fargo & Co., Senior Notes (2.393% to 6/2/27 then SOFR + 2.100%)	2.393%	6/2/28	27,690,000	28,932,945	(d)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. USD LIBOR + 1.170%)	2.879%	10/30/30	5,770,000	6,206,335	(d)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	23,440,000	26,271,010	(d)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. USD LIBOR + 3.770%)	4.478%	4/4/31	15,920,000	19,367,576	(d)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	31

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	159,160,000	$218,979,043	(d)
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	6,860,000	7,276,930
Wells Fargo & Co., Subordinated Notes	4.480%	1/16/24	1,802,000	1,999,848
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	29,690,000	34,058,480
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	8,140,000	10,806,779
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,840,000	2,518,669
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	20,450,000	25,071,127
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	16,404,000	20,927,758
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	3,070,000	3,679,229
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	22,515,000	28,128,969
Westpac Banking Corp., Senior Notes	2.600%	11/23/20	12,004,000	12,044,949

Total Banks				3,199,862,645

Capital Markets - 2.2%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	8,130,000	8,463,389
CME Group Inc., Senior Notes	5.300%	9/15/43	4,500,000	6,663,975
Credit Suisse AG, Senior Notes	2.950%	4/9/25	13,780,000	15,060,481
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	2,000,000	2,115,620	(a)(c)(d)
Credit Suisse Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	42,045,000	43,375,353	(a)(d)
Credit Suisse Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	6,450,000	6,739,181	(a)(d)

See Notes to Schedule of Investments.

32	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	33,870,000	$39,196,155	(a)(d)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	3,720,000	4,340,942
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	3,285,000	4,413,251
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	11/2/20	413,000	383,163	(c)(d)
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	5,320,000	5,534,425
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	12,610,000	13,377,885
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	5,100,000	5,613,652
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	5,410,000	5,954,642
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	10,000,000	10,988,768
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	16,970,000	18,756,320
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	10,633,000	11,776,288
Goldman Sachs Group Inc., Senior Notes	2.600%	2/7/30	10,000,000	10,591,413
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	29,580,000	44,306,477
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	20,030,000	26,432,899
Goldman Sachs Group Inc., Senior Notes (2.876% to 10/31/21 then 3 mo. USD LIBOR + 0.821%)	2.876%	10/31/22	34,600,000	35,440,675	(d)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	5,760,000	6,464,267	(d)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	33

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	76,385,000	$87,050,628	(d)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	21,650,000	25,281,835	(d)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	24,160,000	27,518,505
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	8,640,000	12,581,902
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	21,841,000	28,917,960
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	1,398,000	1,782,799	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	11/2/20	5,550,000	0	*(c)(e)(f)(g)(h)
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes	1.014%	8/19/65	190,000	0	*(e)(f)(g)(h)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	5,280,000	0	*(f)(g)(h)(i)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	1,070,000	0	*(f)(g)(h)(i)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	39,580,000	41,514,799	(d)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	26,340,000	28,115,185	(d)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	42,910,000	49,423,501	(d)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	35,353,000	40,404,569	(d)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	1,160,000	1,387,964	(d)

See Notes to Schedule of Investments.

34	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Morgan Stanley, Senior Notes (5.597% to 3/24/50 then SOFR + 4.840%)	5.597%	3/24/51	4,380,000	$6,619,586	(d)
UBS AG, Senior Notes	1.750%	4/21/22	20,050,000	20,421,368	(a)
UBS AG, Senior Notes	4.500%	6/26/48	3,490,000	4,869,312	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	40,850,000	43,635,766	(a)(c)(d)
UBS Group AG, Senior Notes	3.491%	5/23/23	32,680,000	34,099,461	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	4,880,000	5,567,593	(a)
UBS Group AG, Senior Notes	4.253%	3/23/28	24,590,000	28,562,111	(a)
UBS Group AG, Senior Notes (2.859% to 8/15/22 then 3 mo. USD LIBOR + 0.954%)	2.859%	8/15/23	2,300,000	2,386,852	(a)(d)

Total Capital Markets				816,130,917

Diversified Financial Services - 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	2,590,000	2,639,670
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	1,180,000	1,216,672
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.150%	2/15/24	18,350,000	18,183,892
Ahold Lease USA Inc. Pass-Through-Trust, Senior Secured Notes	8.620%	1/2/25	3,270,635	3,573,793
DAE Funding LLC, Senior Notes	5.750%	11/15/23	2,500,000	2,528,125	(a)
GE Capital International Funding Co. Unlimited Co., Senior Notes	4.418%	11/15/35	20,571,000	21,762,131
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate or 30 year Treasury Constant Maturity Rate) + 1.800%)	3.230%	12/21/65	2,870,000	1,569,302	(a)(d)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	3,540,000	3,789,672

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	35

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	10,000,000	$10,183,017	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	9,000,000	9,285,666	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	9,280,000	9,321,648	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	1,170,000	1,160,075	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	2,790,000	2,813,364	(a)
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	22,950,000	23,248,733	(a)
USAA Capital Corp., Senior Notes	1.500%	5/1/23	600,000	615,689	(a)
USAA Capital Corp., Senior Notes	2.125%	5/1/30	1,100,000	1,160,433	(a)
Vanguard Group Inc.	3.050%	8/22/50	21,230,000	19,937,093	(f)(g)

Total Diversified Financial Services				132,988,975

Insurance - 0.3%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/21	298,644	409,888	(a)(c)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	6.000%	2/12/23	1,098,112	1,099,485	(a)(d)
American International Group Inc., Junior Subordinated Notes	6.250%	3/15/37	446,000	492,573
American International Group Inc., Senior Notes	2.500%	6/30/25	7,979,000	8,534,118
American International Group Inc., Senior Notes	3.750%	7/10/25	12,460,000	13,961,988
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	19,600,000	25,595,227
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	1,150,000	1,109,233
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	4,100,000	4,105,826
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	5,420,000	6,146,514
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	5,940,000	5,993,496	(a)

See Notes to Schedule of Investments.

36	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - (continued)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	8,900,000	$12,295,119	(a)
MetLife Inc., Junior Subordinated Notes (6.400% to 12/15/36 then 3 mo. USD LIBOR + 2.205%)	6.400%	12/15/36	5,493,000	6,848,319
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	10,670,000	10,783,138	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	5,400,000	5,506,701	(a)
Prudential Financial Inc., Senior Notes	4.500%	11/16/21	300,000	314,134
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	7,755,000	9,815,219	(a)

Total Insurance				113,010,978

TOTAL FINANCIALS				4,261,993,515

HEALTH CARE - 4.1%
Biotechnology - 0.7%
AbbVie Inc., Senior Notes	3.450%	3/15/22	7,230,000	7,501,545	(a)
AbbVie Inc., Senior Notes	2.300%	11/21/22	52,120,000	53,952,539	(a)
AbbVie Inc., Senior Notes	3.750%	11/14/23	3,210,000	3,504,808
AbbVie Inc., Senior Notes	2.600%	11/21/24	47,110,000	49,961,397	(a)
AbbVie Inc., Senior Notes	3.800%	3/15/25	10,140,000	11,254,683	(a)
AbbVie Inc., Senior Notes	3.600%	5/14/25	9,430,000	10,462,841
AbbVie Inc., Senior Notes	2.950%	11/21/26	10,890,000	11,878,014	(a)
AbbVie Inc., Senior Notes	3.200%	11/21/29	61,260,000	67,754,637	(a)
AbbVie Inc., Senior Notes	4.550%	3/15/35	140,000	172,584	(a)
AbbVie Inc., Senior Notes	4.750%	3/15/45	472,000	572,581	(a)
AbbVie Inc., Senior Notes	4.250%	11/21/49	13,038,000	15,560,260	(a)
Amgen Inc., Senior Notes	3.625%	5/22/24	1,480,000	1,630,229
Amgen Inc., Senior Notes	4.663%	6/15/51	1,933,000	2,520,986
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	399,000	438,542
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	5,000,000	5,540,946

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	37

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Biotechnology - (continued)
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	1,560,000	$1,759,758
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	6,165,000	8,056,975

Total Biotechnology				252,523,325

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	17,140,000	19,924,469
Abbott Laboratories, Senior Notes	4.750%	11/30/36	6,660,000	8,925,036
Abbott Laboratories, Senior Notes	4.900%	11/30/46	10,150,000	14,438,171
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	19,160,000	20,745,847
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	3,922,000	4,331,070
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	2,251,000	2,789,633
Medtronic Inc., Senior Notes	3.500%	3/15/25	9,418,000	10,621,608

Total Health Care Equipment & Supplies				81,775,834

Health Care Providers & Services - 1.7%
Aetna Inc., Senior Notes	2.800%	6/15/23	2,610,000	2,752,465
Anthem Inc., Senior Notes	3.700%	8/15/21	2,130,000	2,173,452
Anthem Inc., Senior Notes	3.125%	5/15/22	5,280,000	5,509,178
Anthem Inc., Senior Notes	2.950%	12/1/22	9,320,000	9,804,809
Anthem Inc., Senior Notes	3.350%	12/1/24	4,140,000	4,552,476
Anthem Inc., Senior Notes	3.650%	12/1/27	5,815,000	6,634,079
Anthem Inc., Senior Notes	4.375%	12/1/47	4,000,000	4,907,550
Centene Corp., Senior Notes	4.750%	5/15/22	5,122,000	5,188,586
Centene Corp., Senior Notes	4.750%	1/15/25	790,000	812,949
Centene Corp., Senior Notes	5.375%	6/1/26	2,940,000	3,101,700	(a)
Centene Corp., Senior Notes	4.625%	12/15/29	3,120,000	3,369,460
Centene Corp., Senior Notes	3.375%	2/15/30	3,060,000	3,179,539
Cigna Corp., Senior Notes	3.400%	9/17/21	9,330,000	9,604,517
Cigna Corp., Senior Notes	3.750%	7/15/23	22,489,000	24,389,669
Cigna Corp., Senior Notes	4.125%	11/15/25	8,050,000	9,243,070
Cigna Corp., Senior Notes	4.375%	10/15/28	22,000,000	26,205,530
Cigna Corp., Senior Notes	4.800%	8/15/38	26,282,000	32,727,036
Cigna Corp., Senior Notes	4.900%	12/15/48	6,510,000	8,478,362

See Notes to Schedule of Investments.

38	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
CommonSpirit Health, Secured Notes	4.350%	11/1/42	1,410,000	$1,537,314
CVS Health Corp., Senior Notes	3.350%	3/9/21	4,402,000	4,459,874
CVS Health Corp., Senior Notes	2.750%	12/1/22	16,440,000	17,150,821
CVS Health Corp., Senior Notes	3.700%	3/9/23	12,353,000	13,241,849
CVS Health Corp., Senior Notes	4.100%	3/25/25	3,182,000	3,598,078
CVS Health Corp., Senior Notes	3.875%	7/20/25	4,447,000	5,015,460
CVS Health Corp., Senior Notes	3.625%	4/1/27	5,590,000	6,269,992
CVS Health Corp., Senior Notes	4.300%	3/25/28	94,790,000	111,089,322
CVS Health Corp., Senior Notes	3.750%	4/1/30	21,210,000	24,261,036
CVS Health Corp., Senior Notes	4.125%	4/1/40	4,720,000	5,397,880
CVS Health Corp., Senior Notes	5.125%	7/20/45	12,410,000	15,727,259
CVS Health Corp., Senior Notes	5.050%	3/25/48	29,693,000	38,023,078
CVS Health Corp., Senior Notes	4.250%	4/1/50	11,275,000	13,322,827
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	5.875%	1/31/22	5,140,000	5,469,679	(a)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	780,000	875,344	(a)
Fresenius Medical Care U.S. Finance Inc., Senior Notes	5.750%	2/15/21	2,045,000	2,082,257	(a)
HCA Inc., Senior Notes	5.375%	2/1/25	3,542,000	3,883,750
HCA Inc., Senior Notes	7.690%	6/15/25	723,000	852,160
HCA Inc., Senior Notes	5.375%	9/1/26	738,000	816,874
HCA Inc., Senior Notes	5.625%	9/1/28	700,000	802,007
HCA Inc., Senior Notes	5.875%	2/1/29	4,060,000	4,736,822
HCA Inc., Senior Notes	3.500%	9/1/30	5,720,000	5,839,643
HCA Inc., Senior Notes	7.500%	11/15/95	15,410,000	19,174,586
HCA Inc., Senior Secured Notes	4.750%	5/1/23	4,150,000	4,529,965
HCA Inc., Senior Secured Notes	5.000%	3/15/24	330,000	370,002
HCA Inc., Senior Secured Notes	5.250%	6/15/26	2,960,000	3,458,999
HCA Inc., Senior Secured Notes	4.500%	2/15/27	1,780,000	2,001,890
HCA Inc., Senior Secured Notes	5.500%	6/15/47	5,920,000	7,356,475
Humana Inc., Senior Notes	3.150%	12/1/22	2,470,000	2,595,397
Humana Inc., Senior Notes	4.500%	4/1/25	2,460,000	2,827,204
Humana Inc., Senior Notes	3.950%	3/15/27	8,340,000	9,539,550
Humana Inc., Senior Notes	4.625%	12/1/42	3,460,000	4,319,395
Humana Inc., Senior Notes	4.950%	10/1/44	2,476,000	3,285,551
Humana Inc., Senior Notes	4.800%	3/15/47	600,000	788,032
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	3,000,000	3,003,912

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	39

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	6,088,000	$6,280,467
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	1,990,000	2,071,341
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	4,480,000	4,849,144
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	6,210,000	7,095,786
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	4,790,000	4,923,906
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	2,622,000	3,120,409
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	11,310,000	11,876,514
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	10,000,000	14,656,051
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	3,420,000	4,368,061
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	10,480,000	13,916,261
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	6,465,000	7,749,179
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	10,385,000	12,760,631
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	1,570,000	1,692,789

Total Health Care Providers & Services				605,699,250

Pharmaceuticals - 1.5%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	4,681,000	5,155,185	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	36,000	39,606	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	5,050,000	5,506,015	(a)
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	20,974,000	20,397,215	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	18,970,000	19,539,100	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	10,370,000	11,191,148	(a)

See Notes to Schedule of Investments.

40	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	74,710,000	$73,673,025	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	590,000	606,077	(a)
Bristol-Myers Squibb Co., Senior Notes	2.250%	8/15/21	10,330,000	10,515,257
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	14,560,000	15,111,307
Bristol-Myers Squibb Co., Senior Notes	3.550%	8/15/22	4,650,000	4,935,476
Bristol-Myers Squibb Co., Senior Notes	3.625%	5/15/24	2,200,000	2,425,506
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	39,239,000	42,535,624
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	12,755,000	14,558,388
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	18,350,000	20,724,178
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	8,710,000	10,159,946
Bristol-Myers Squibb Co., Senior Notes	5.250%	8/15/43	3,712,000	5,254,017
Bristol-Myers Squibb Co., Senior Notes	5.000%	8/15/45	15,520,000	21,894,315
Bristol-Myers Squibb Co., Senior Notes	4.550%	2/20/48	4,433,000	6,015,802
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	1,000,000	1,040,992
Johnson & Johnson, Senior Notes	0.550%	9/1/25	9,820,000	9,829,979
Johnson & Johnson, Senior Notes	0.950%	9/1/27	19,580,000	19,688,983
Johnson & Johnson, Senior Notes	3.625%	3/3/37	29,750,000	36,470,293
Johnson & Johnson, Senior Notes	2.100%	9/1/40	3,700,000	3,703,055
Merck & Co. Inc., Senior Notes	0.750%	2/24/26	17,050,000	17,110,203
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	9,130,000	9,278,161
Pfizer Inc., Senior Notes	0.800%	5/28/25	20,340,000	20,507,416
Pfizer Inc., Senior Notes	2.625%	4/1/30	14,195,000	15,903,974
Pfizer Inc., Senior Notes	1.700%	5/28/30	13,010,000	13,437,037

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	41

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Pfizer Inc., Senior Notes	7.200%	3/15/39	5,000	$8,311
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	2,140,000	2,140,674
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	7,388,000	7,195,949
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	3,879,000	3,878,127
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	23,348,000	23,169,971
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	25,567,000	24,495,487
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	2,985,000	3,051,640
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	16,780,000	17,652,224
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	20,950,000	18,521,581
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	24,330,000	20,296,086
Wyeth LLC, Senior Notes	5.950%	4/1/37	5,098,000	7,568,158

Total Pharmaceuticals				565,185,488

TOTAL HEALTH CARE				1,505,183,897

INDUSTRIALS - 3.3%
Aerospace & Defense - 1.2%
Boeing Co., Senior Notes	4.875%	5/1/25	45,320,000	49,383,904
Boeing Co., Senior Notes	3.100%	5/1/26	3,720,000	3,713,684
Boeing Co., Senior Notes	2.700%	2/1/27	5,050,000	4,932,252
Boeing Co., Senior Notes	2.800%	3/1/27	4,740,000	4,631,686
Boeing Co., Senior Notes	3.200%	3/1/29	16,620,000	16,392,037
Boeing Co., Senior Notes	5.150%	5/1/30	23,970,000	27,013,428
Boeing Co., Senior Notes	3.250%	2/1/35	32,524,000	30,605,936
Boeing Co., Senior Notes	3.550%	3/1/38	3,780,000	3,452,057
Boeing Co., Senior Notes	5.705%	5/1/40	18,190,000	21,536,535
Boeing Co., Senior Notes	3.750%	2/1/50	9,510,000	8,733,056
Boeing Co., Senior Notes	5.805%	5/1/50	42,300,000	51,370,229
Boeing Co., Senior Notes	5.930%	5/1/60	13,600,000	16,919,359
General Dynamics Corp., Senior Notes	3.250%	4/1/25	1,740,000	1,927,638
General Dynamics Corp., Senior Notes	3.500%	5/15/25	1,990,000	2,235,310

See Notes to Schedule of Investments.

42	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Aerospace & Defense - (continued)
General Dynamics Corp., Senior Notes	4.250%	4/1/40	1,535,000	$1,937,867
General Dynamics Corp., Senior Notes	4.250%	4/1/50	9,321,000	12,251,899
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	2,269,000	2,406,768
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	13,115,000	14,920,303
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	2,420,000	3,083,580
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	16,925,000	18,426,109
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	29,720,000	33,436,427
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	20,320,000	29,300,432
Raytheon Co., Senior Notes	3.125%	10/15/20	4,520,000	4,524,668
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	6,150,000	6,649,895	(a)
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	14,150,000	16,098,044
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	7,780,000	9,225,123
Raytheon Technologies Corp., Senior Notes	7.500%	9/15/29	10,000,000	14,549,996
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	13,000,000	13,784,669
Raytheon Technologies Corp., Senior Notes	4.500%	6/1/42	4,109,000	5,203,067
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	3,710,000	4,038,335	(a)
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	8,370,000	8,751,253	(a)

Total Aerospace & Defense				441,435,546

Air Freight & Logistics - 0.0%††
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	4,080,000	4,099,278	(a)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	43

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - 0.6%
Continental Airlines Pass-Through Trust	5.983%	4/19/22	7,109,594	$6,979,658
Continental Airlines Pass-Through Trust, Senior Secured Trust	6.703%	6/15/21	19,016	18,636
Delta Air Lines Inc., Senior Notes	2.600%	12/4/20	5,530,000	5,537,407
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	24,310,000	24,217,270
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	10,830,000	10,645,961
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	4,300,000	4,166,961
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	8,000,000	7,143,337
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	19,620,000	20,599,517
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	67,950,000	74,713,715	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	16,970,000	17,440,383	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	15,300,000	15,908,379	(a)
Mileage Plus Holdings LLC/ Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	15,750,000	16,439,062	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	19,560,000	20,748,661	(a)

Total Airlines				224,558,947

Building Products - 0.2%
Carrier Global Corp., Senior Notes	1.923%	2/15/23	4,260,000	4,385,580	(a)
Carrier Global Corp., Senior Notes	2.242%	2/15/25	15,020,000	15,684,466	(a)
Carrier Global Corp., Senior Notes	2.493%	2/15/27	1,960,000	2,053,560	(a)
Carrier Global Corp., Senior Notes	2.722%	2/15/30	18,130,000	19,010,650	(a)
Carrier Global Corp., Senior Notes	2.700%	2/15/31	6,580,000	6,873,479	(a)

See Notes to Schedule of Investments.

44	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Building Products - (continued)
Carrier Global Corp., Senior Notes	3.377%	4/5/40	8,110,000	$8,527,049	(a)
Carrier Global Corp., Senior Notes	3.577%	4/5/50	7,120,000	7,605,546	(a)

Total Building Products				64,140,330

Commercial Services & Supplies - 0.1%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	7,980,000	8,258,214
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	7,500,000	8,663,267
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	7,650,000	7,740,844	(a)
Republic Services Inc., Senior Notes	2.500%	8/15/24	9,100,000	9,691,417
Waste Management Inc., Senior Notes	4.600%	3/1/21	2,370,000	2,387,107
Waste Management Inc., Senior Notes	3.500%	5/15/24	4,440,000	4,863,259
Waste Management Inc., Senior Notes	4.150%	7/15/49	7,460,000	9,525,648

Total Commercial Services & Supplies				51,129,756

Electrical Equipment - 0.1%
Eaton Corp., Senior Notes	2.750%	11/2/22	25,195,000	26,421,162
Eaton Corp., Senior Notes	4.150%	11/2/42	4,160,000	5,143,130

Total Electrical Equipment				31,564,292

Industrial Conglomerates - 0.5%
3M Co., Senior Notes	2.375%	8/26/29	10,110,000	10,943,114
3M Co., Senior Notes	3.050%	4/15/30	3,400,000	3,891,685
3M Co., Senior Notes	3.700%	4/15/50	25,000,000	30,407,364
General Electric Co., Senior Notes	3.450%	5/1/27	2,950,000	3,127,922
General Electric Co., Senior Notes	3.625%	5/1/30	6,030,000	6,262,047
General Electric Co., Senior Notes	6.750%	3/15/32	10,280,000	12,943,472
General Electric Co., Senior Notes	6.150%	8/7/37	5,260,000	6,327,041
General Electric Co., Senior Notes	5.875%	1/14/38	16,543,000	19,388,580
General Electric Co., Senior Notes	6.875%	1/10/39	35,494,000	45,699,020

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	45

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Industrial Conglomerates - (continued)
General Electric Co., Senior Notes	4.250%	5/1/40	6,280,000	$6,392,245
General Electric Co., Senior Notes	4.350%	5/1/50	8,260,000	8,449,916
Honeywell International Inc., Senior Notes	1.350%	6/1/25	9,750,000	10,063,764

Total Industrial Conglomerates				163,896,170

Machinery - 0.2%
Deere & Co., Senior Notes	3.100%	4/15/30	4,080,000	4,669,809
Deere & Co., Senior Notes	3.750%	4/15/50	24,850,000	31,320,651
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	6,550,000	6,902,405
Otis Worldwide Corp., Senior Notes	2.293%	4/5/27	6,560,000	6,987,921
Otis Worldwide Corp., Senior Notes	2.565%	2/15/30	20,020,000	21,551,262

Total Machinery				71,432,048

Road & Rail - 0.2%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	8,730,000	9,948,867
Union Pacific Corp., Senior Notes	2.150%	2/5/27	4,380,000	4,669,677
Union Pacific Corp., Senior Notes	3.950%	9/10/28	28,460,000	33,636,331
Union Pacific Corp., Senior Notes	3.839%	3/20/60	23,430,000	27,296,721
Union Pacific Corp., Senior Notes	3.750%	2/5/70	12,515,000	14,196,806

Total Road & Rail				89,748,402

Trading Companies & Distributors - 0.1%
Air Lease Corp., Senior Notes	3.375%	7/1/25	9,600,000	9,820,402
Ashtead Capital Inc., Secured Notes	4.125%	8/15/25	3,066,000	3,154,385	(a)
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	2,380,000	2,454,375
United Rentals North America Inc., Senior Notes	5.875%	9/15/26	3,060,000	3,227,887
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	190,000	201,994
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	5,413,000	5,690,416

See Notes to Schedule of Investments.

46	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - (continued)
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,560,000	$1,705,275
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	24,500,000	24,913,438

Total Trading Companies & Distributors				51,168,172

Transportation Infrastructure - 0.1%
DP World PLC, Senior Notes	5.625%	9/25/48	24,030,000	27,514,350	(a)

TOTAL INDUSTRIALS				1,220,687,291

INFORMATION TECHNOLOGY - 2.2%
Communications Equipment - 0.0%††
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	2,740,000	2,635,538	(a)
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	2,988,000	3,944,142
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	6,087,000	8,289,517

Total Communications Equipment				14,869,197

IT Services - 0.4%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	40,290,000	43,679,382
Mastercard Inc., Senior Notes	3.850%	3/26/50	4,530,000	5,816,401
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	11,850,000	12,111,982
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	12,430,000	12,893,886
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	6,750,000	7,156,606
Visa Inc., Senior Notes	3.150%	12/14/25	26,130,000	29,269,256
Visa Inc., Senior Notes	2.050%	4/15/30	9,790,000	10,515,930
Visa Inc., Senior Notes	4.300%	12/14/45	16,470,000	21,985,017
Visa Inc., Senior Notes	2.000%	8/15/50	11,830,000	10,929,581

Total IT Services				154,358,041

Semiconductors & Semiconductor Equipment - 0.9%
Broadcom Inc., Senior Notes	2.250%	11/15/23	21,820,000	22,702,218
Broadcom Inc., Senior Notes	4.700%	4/15/25	32,370,000	36,819,854
Broadcom Inc., Senior Notes	3.150%	11/15/25	25,730,000	27,901,525
Broadcom Inc., Senior Notes	4.150%	11/15/30	3,000,000	3,376,948
Intel Corp., Senior Notes	3.700%	7/29/25	4,050,000	4,604,048
Intel Corp., Senior Notes	4.600%	3/25/40	6,320,000	8,459,777
Intel Corp., Senior Notes	4.750%	3/25/50	40,820,000	56,514,343

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	47

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Semiconductors & Semiconductor Equipment - (continued)
Intel Corp., Senior Notes	4.950%	3/25/60	16,025,000	$23,527,888
Micron Technology Inc., Senior Notes	2.497%	4/24/23	12,900,000	13,407,352
NVIDIA Corp., Senior Notes	2.850%	4/1/30	7,890,000	8,886,323
NVIDIA Corp., Senior Notes	3.500%	4/1/40	17,250,000	20,302,921
NVIDIA Corp., Senior Notes	3.500%	4/1/50	49,120,000	57,869,291
NVIDIA Corp., Senior Notes	3.700%	4/1/60	16,020,000	19,183,836
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	8,540,000	9,058,489	(a)
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	8,690,000	8,990,596
TSMC Global Ltd., Senior Notes	0.750%	9/28/25	9,090,000	9,014,803	(a)
TSMC Global Ltd., Senior Notes	1.000%	9/28/27	12,370,000	12,191,883	(a)

Total Semiconductors & Semiconductor Equipment				342,812,095

Software - 0.6%
Microsoft Corp., Senior Notes	1.550%	8/8/21	18,543,000	18,747,527
Microsoft Corp., Senior Notes	2.400%	2/6/22	14,850,000	15,269,494
Microsoft Corp., Senior Notes	2.875%	2/6/24	19,298,000	20,787,178
Microsoft Corp., Senior Notes	2.700%	2/12/25	4,322,000	4,711,295
Microsoft Corp., Senior Notes	2.400%	8/8/26	74,200,000	81,159,330
Microsoft Corp., Senior Notes	3.300%	2/6/27	40,450,000	46,282,500
Microsoft Corp., Senior Notes	3.450%	8/8/36	770,000	936,662
Microsoft Corp., Senior Notes	4.100%	2/6/37	2,844,000	3,700,582
Microsoft Corp., Senior Notes	2.525%	6/1/50	1,686,000	1,774,289
Microsoft Corp., Senior Notes	3.950%	8/8/56	3,169,000	4,196,235
Microsoft Corp., Senior Notes	2.675%	6/1/60	671,000	713,076
salesforce.com Inc., Senior Notes	3.250%	4/11/23	11,370,000	12,184,372
salesforce.com Inc., Senior Notes	3.700%	4/11/28	3,480,000	4,111,394

Total Software				214,573,934

Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc., Senior Notes	2.000%	11/13/20	11,350,000	11,373,865
Apple Inc., Senior Notes	1.550%	8/4/21	347,000	350,414
Apple Inc., Senior Notes	1.125%	5/11/25	33,600,000	34,437,775
Apple Inc., Senior Notes	2.450%	8/4/26	32,030,000	34,931,561
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	9,369,000	9,591,609	(a)

Total Technology Hardware, Storage & Peripherals				90,685,224

TOTAL INFORMATION TECHNOLOGY				817,298,491

See Notes to Schedule of Investments.

48	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 1.0%
Chemicals - 0.1%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	14,230,000	$14,968,181	(a)
LyondellBasell Industries NV, Senior Notes	6.000%	11/15/21	2,360,000	2,469,042
LyondellBasell Industries NV, Senior Notes	5.750%	4/15/24	2,690,000	3,089,162
OCP SA, Senior Notes	4.500%	10/22/25	10,510,000	11,126,254	(a)

Total Chemicals				31,652,639

Containers & Packaging - 0.0%††
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	940,000	976,942	(a)
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	610,000	622,200	(a)
Reynolds Group Issuer Inc./ Reynolds Group Issuer LLC/ Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	5,190,000	5,257,470	(a)
WestRock RKT Co., Senior Notes	4.000%	3/1/23	2,250,000	2,405,699

Total Containers & Packaging				9,262,311

Metals & Mining - 0.9%
Anglo American Capital PLC, Senior Notes	3.750%	4/10/22	12,605,000	13,060,261	(a)
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	3,400,000	3,659,885	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	9,785,000	11,258,786	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	13,125,000	14,498,962	(a)
ArcelorMittal SA, Senior Notes	3.600%	7/16/24	17,003,000	17,827,632
ArcelorMittal SA, Senior Notes	6.125%	6/1/25	17,210,000	19,848,495
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	8,835,000	9,584,851
ArcelorMittal SA, Senior Notes	7.250%	10/15/39	3,490,000	4,414,849
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	1,590,000	2,182,968
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	8,454,000	11,971,922

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	49

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	8,260,000	$12,062,431
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	983,000	1,016,097
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,630,000	10,742,324
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	40,000	41,288
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	130,000	140,047
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	5,720,000	6,024,447
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	1,290,000	1,429,481
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	19,502,000	21,659,701
Glencore Finance Canada Ltd., Senior Notes	6.000%	11/15/41	2,120,000	2,603,338	(a)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	21,610,000	22,384,398	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	3,200,000	3,434,170	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	34,758,000	37,705,070	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	16,490,000	18,031,836	(a)
Glencore Funding LLC, Senior Notes	2.500%	9/1/30	9,670,000	9,426,434	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	24,800,000	31,324,437
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	641,000	728,016
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	6,581,000	8,575,273
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	10,350,000	11,241,561

Total Metals & Mining				306,878,960

See Notes to Schedule of Investments.

50	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Paper & Forest Products - 0.0%††
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	7,770,000	$7,584,647
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	4,810,000	4,827,797

Total Paper & Forest Products				12,412,444

TOTAL MATERIALS				360,206,354

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	580,000	491,930
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Senior Notes	4.500%	1/15/28	340,000	347,585
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	23,980,000	25,217,053	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	600,000	608,005	(a)

TOTAL REAL ESTATE				26,664,573

UTILITIES - 0.6%
Electric Utilities - 0.6%
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	156,000	222,946
Duke Energy Carolinas LLC, Secured Bonds	5.300%	2/15/40	3,000,000	4,254,428
Duke Energy Ohio Inc., Secured Bonds	3.650%	2/1/29	7,740,000	8,999,553
Duke Energy Progress LLC, Secured Bonds	2.800%	5/15/22	400,000	413,602
Exelon Corp., Senior Notes	5.625%	6/15/35	5,126,000	6,816,048
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	18,500,000	19,643,598
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	5,780,000	5,751,346
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	15,802,000	17,398,901
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	56,186,000	78,873,601
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	10,344,000	12,480,716
Pacific Gas and Electric Co., Secured Bonds	1.750%	6/16/22	21,610,000	21,641,262
Pacific Gas and Electric Co., Secured Bonds	2.100%	8/1/27	6,640,000	6,434,807

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	51

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Electric Utilities - (continued)
Pacific Gas and Electric Co., Secured Bonds	2.500%	2/1/31	8,320,000	$7,941,199
Pacific Gas and Electric Co., Secured Bonds	3.300%	8/1/40	1,720,000	1,587,372
Pacific Gas and Electric Co., Secured Bonds	3.500%	8/1/50	4,040,000	3,665,273
Progress Energy Inc., Senior Notes	4.400%	1/15/21	5,200,000	5,217,773
Progress Energy Inc., Senior Notes	6.000%	12/1/39	4,800,000	6,683,649

Total Electric Utilities				208,026,074

Multi-Utilities - 0.0%††
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	5,400,000	6,232,407
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	4,490,000	5,504,825
Dominion Energy Inc., Senior Notes	7.000%	6/15/38	3,600,000	5,467,128

Total Multi-Utilities				17,204,360

TOTAL UTILITIES				225,230,434

TOTAL CORPORATE BONDS & NOTES (Cost - $12,261,040,259)				13,303,370,519

MORTGAGE-BACKED SECURITIES - 19.8%
FHLMC - 3.8%
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	10/1/25-3/1/50	177,073,580	190,897,841
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/32-9/1/50	250,757,200	266,641,554
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	3/1/38-3/1/50	88,096,455	96,838,759
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/38	2,858,548	3,312,763
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	10/1/42-3/1/50	174,572,064	186,844,669
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	7/1/45	6,523,665	7,337,416	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	1/1/47	8,360,620	8,806,412	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	3/1/47-4/1/50	88,485,695	96,777,590

See Notes to Schedule of Investments.

52	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) (5 year Treasury Constant Maturity Rate + 1.286%)	2.446%	3/1/47	8,276,826	$8,564,325	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	6/1/23-6/1/48	3,908,077	4,341,809
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	7/1/23-4/1/49	46,532,419	51,209,667
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	7/1/29-9/1/39	2,154,749	2,477,520
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/32-3/1/39	607,331	710,966
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33-3/1/45	29,647,941	32,392,476
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	11/1/35	6,824	7,982
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	8/1/36-11/1/36	13,454	15,918
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38-9/1/48	150,545,982	162,073,338
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	10/1/42-8/1/47	243,108,411	262,226,975

Total FHLMC				1,381,477,980

FNMA - 12.6%
Federal National Mortgage Association (FNMA)	4.500%	7/1/23-9/1/57	539,406,196	596,096,550
Federal National Mortgage Association (FNMA)	6.000%	4/1/24-2/1/41	19,712,172	23,288,183
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	3,150,000	3,420,151
Federal National Mortgage Association (FNMA)	2.500%	6/1/28	4,705,130	4,947,099
Federal National Mortgage Association (FNMA)	6.500%	2/1/29-5/1/40	9,224,443	10,698,752
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	5,902,277	6,798,649
Federal National Mortgage Association (FNMA)	3.040%	6/1/29	5,250,000	6,038,235
Federal National Mortgage Association (FNMA)	7.000%	8/1/29-2/1/39	2,889,908	3,340,607

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	53

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	1,685	$1,976
Federal National Mortgage Association (FNMA)	2.140%	4/1/30	1,300,000	1,405,425
Federal National Mortgage Association (FNMA)	2.260%	4/1/30	8,728,870	9,500,670
Federal National Mortgage Association (FNMA)	2.240%	10/1/31	4,270,000	4,645,886
Federal National Mortgage Association (FNMA)	2.400%	10/1/31	4,337,000	4,791,119
Federal National Mortgage Association (FNMA)	2.320%	2/1/32	3,819,000	4,149,875
Federal National Mortgage Association (FNMA)	1.850%	4/1/32	5,600,000	5,932,013
Federal National Mortgage Association (FNMA)	1.950%	4/1/32	4,360,000	4,618,903
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-3/1/50	236,286,560	263,821,704
Federal National Mortgage Association (FNMA)	3.500%	9/1/33-3/1/57	925,264,211	993,200,059
Federal National Mortgage Association (FNMA)	1.500%	10/1/35	119,300,000	122,077,454	(j)
Federal National Mortgage Association (FNMA)	2.000%	10/1/35-10/1/50	1,173,000,000	1,215,714,991	(j)
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-9/1/56	27,683,395	32,596,426
Federal National Mortgage Association (FNMA)	3.000%	12/1/36-8/1/50	643,648,320	686,435,495
Federal National Mortgage Association (FNMA)	6.000%	7/1/41	8,519,347	10,326,634	(b)
Federal National Mortgage Association (FNMA)	4.000%	4/1/42-6/1/57	474,974,725	523,957,595
Federal National Mortgage Association (FNMA)	4.000%	7/1/47	9,834,260	10,548,117	(b)
Federal National Mortgage Association (FNMA)	4.500%	7/1/49-8/1/49	24,684,900	26,980,229	(b)

See Notes to Schedule of Investments.

54	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	3.000%	10/1/49-9/1/50	23,783,938	$25,252,354	(b)
Federal National Mortgage Association (FNMA) (Federal Reserve US 12 mo. Cumulative Average 1 Year CMT + 1.959%)	3.140%	11/1/35	23,725	24,531	(d)

Total FNMA				4,600,609,682

GNMA - 3.4%
Government National Mortgage Association (GNMA)	7.500%	3/15/23-9/15/31	17,599	19,200
Government National Mortgage Association (GNMA)	7.000%	9/15/23-7/15/31	42,050	47,586
Government National Mortgage Association (GNMA)	6.500%	4/15/28-1/15/39	2,010,582	2,312,214
Government National Mortgage Association (GNMA)	6.000%	1/15/29-2/15/37	5,690,075	6,555,576
Government National Mortgage Association (GNMA)	8.000%	12/15/30-1/15/31	9,380	9,620
Government National Mortgage Association (GNMA)	5.500%	7/15/33-6/15/36	4,479,733	5,219,938
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	34,330,275	36,019,215
Government National Mortgage Association (GNMA)	4.000%	4/15/47-3/15/50	29,066,586	32,905,281
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	18,362,323	19,406,491
Government National Mortgage Association (GNMA) II	5.000%	4/20/35-4/20/50	98,603,139	107,996,245
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	1,329,861	1,543,688
Government National Mortgage Association (GNMA) II	6.000%	9/20/38-11/20/41	3,241,031	3,727,848
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-3/20/49	236,760,366	256,079,471
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-2/20/50	121,180,989	129,172,637
Government National Mortgage Association (GNMA) II	3.000%	3/20/45-1/20/50	50,204,442	52,881,733
Government National Mortgage Association (GNMA) II	4.000%	3/20/45-4/20/50	193,328,870	207,950,637

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	55

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	3.000%	1/20/46-4/20/47	21,414,507	$22,484,955	(b)
Government National Mortgage Association (GNMA) II	2.000%	10/1/50	118,700,000	123,327,446	(j)
Government National Mortgage Association (GNMA) II	2.500%	10/1/50	116,000,000	121,831,718	(j)
Government National Mortgage Association (GNMA) II	3.000%	10/1/50	111,400,000	116,650,159	(j)

Total GNMA				1,246,141,658

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $7,051,922,342)				7,228,229,320

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 16.8%
U.S. Government Agencies - 0.2%
Federal Home Loan Bank (FHLB), Global Bonds	5.500%	7/15/36	2,585,000	4,028,337
Federal National Mortgage Association (FNMA)	4.500%	3/1/50	7,518,465	8,165,572
Federal National Mortgage Association (FNMA), Notes	6.625%	11/15/30	45,010,000	69,211,749

Total U.S. Government Agencies				81,405,658

U.S. Government Obligations - 16.6%
Department of Housing and Urban Development, Notes	2.850%	8/1/24	4,537,000	4,963,987
Department of Housing and Urban Development, Senior Notes	2.450%	8/1/22	9,000,000	9,364,030
U.S. Treasury Bonds	5.500%	8/15/28	10,000	13,861
U.S. Treasury Bonds	1.125%	8/15/40	30,000	29,505
U.S. Treasury Bonds	3.750%	11/15/43	210,430,000	313,228,342	(k)(l)
U.S. Treasury Bonds	3.625%	2/15/44	297,160,000	435,153,675
U.S. Treasury Bonds	2.500%	2/15/45	56,680,000	69,928,950
U.S. Treasury Bonds	2.875%	8/15/45	529,920,000	697,859,099	(k)
U.S. Treasury Bonds	3.125%	5/15/48	42,580,000	59,362,508
U.S. Treasury Bonds	3.000%	2/15/49	6,725,000	9,218,766
U.S. Treasury Bonds	2.000%	2/15/50	139,610,800	158,436,444
U.S. Treasury Bonds	1.250%	5/15/50	666,480,000	633,780,825
U.S. Treasury Bonds	1.375%	8/15/50	412,670,000	405,093,635
U.S. Treasury Notes	0.125%	6/30/22	1,410,000	1,410,110
U.S. Treasury Notes	0.125%	7/15/23	850,000	849,469
U.S. Treasury Notes	2.875%	9/30/23	560,000	605,500
U.S. Treasury Notes	0.375%	4/30/25	780,000	784,738

See Notes to Schedule of Investments.

56	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Notes	0.250%	5/31/25	1,015,600,000		$1,015,798,357
U.S. Treasury Notes	0.250%	6/30/25	586,300,000		586,139,682
U.S. Treasury Notes	0.250%	8/31/25	2,440,000		2,438,380
U.S. Treasury Notes	0.500%	6/30/27	493,740,000		495,687,957
U.S. Treasury Notes	0.375%	7/31/27	128,580,000		127,957,191
U.S. Treasury Notes	0.500%	8/31/27	9,190,000		9,217,283
U.S. Treasury Notes	0.375%	9/30/27	266,880,000		265,274,551
U.S. Treasury Notes	3.125%	11/15/28	5,000		6,027
U.S. Treasury Notes	0.625%	5/15/30	271,420,000		270,656,631
U.S. Treasury Notes	0.625%	8/15/30	380,350,000		378,477,963
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/24	6,080,000		6,031,113
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	152,060,000		99,133,461

Total U.S. Government Obligations					6,056,902,040

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $5,773,712,656)					6,138,307,698

SOVEREIGN BONDS - 8.6%
Argentina - 0.2%
Argentine Bonos del Tesoro, Bonds	18.200%	10/3/21	446,900,000	ARS	2,500,739	(f)
Argentine Bonos del Tesoro, Bonds	16.000%	10/17/23	70,110,000	ARS	280,158	(f)
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	5,149,408		2,361,004
Argentine Republic Government International Bond, Senior Notes	0.125%	7/9/30	59,973,058		25,338,617
Argentine Republic Government International Bond, Senior Notes	0.125%	7/9/35	47,667,842		18,042,278
Argentine Republic Government International Bond, Senior Notes	0.125%	7/9/41	22,200,000		8,868,900
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	9,210,000		3,660,975	*(a)(e)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Argentina - (continued)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,550,000		$627,750	*(a)(e)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	7,890,000		3,116,550	*(a)(e)

Total Argentina					64,796,971

Brazil - 0.9%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	497,723,000	BRL	90,310,992
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	339,418,000	BRL	67,147,185
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	156,106,000	BRL	31,634,766
Brazilian Government International Bond, Senior Notes	2.625%	1/5/23	4,490,000		4,635,925
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	18,440,000		20,029,436
Brazilian Government International Bond, Senior Notes	5.625%	1/7/41	25,970,000		28,255,620
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	34,640,000		35,048,579
Brazilian Government International Bond, Senior Notes	5.625%	2/21/47	52,790,000		57,635,858

Total Brazil					334,698,361

China - 1.1%
China Government Bond, Senior Notes	3.380%	11/21/24	115,500,000	CNH	17,557,536	(m)
China Government Bond, Senior Notes	3.390%	5/21/25	59,000,000	CNH	8,986,005	(m)
China Government Bond, Senior Notes	3.310%	11/30/25	273,500,000	CNH	41,592,570	(m)
China Government Bond, Senior Notes	3.290%	5/23/29	2,187,000,000	CNY	323,524,349

Total China					391,660,460

See Notes to Schedule of Investments.

58	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Colombia - 0.1%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	19,220,000	$23,967,532

Egypt - 0.0%††
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	15,630,000	16,098,275	(a)

Indonesia - 0.8%
Indonesia Government International Bond, Senior Notes	4.875%	5/5/21	510,000	523,214	(m)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	24,750,000	25,811,280	(m)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	370,000	385,866	(a)
Indonesia Government International Bond, Senior Notes	5.375%	10/17/23	7,620,000	8,606,964	(m)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	10,410,000	11,733,338	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	3,010,000	3,297,851
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	5,050,000	5,936,978	(m)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	22,340,000	28,190,696	(a)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	3,610,000	4,555,435	(m)
Indonesia Government International Bond, Senior Notes	5.250%	1/8/47	23,930,000	31,099,515	(a)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	3,900,000	4,765,285	(a)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - (continued)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	28,860,000		$33,404,793
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	3,160,000		3,399,896
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/27	1,675,317,000,000	IDR	116,303,929
Indonesia Treasury Bond, Senior Notes	7.500%	6/15/35	279,479,000,000	IDR	18,951,231

Total Indonesia					296,966,271

Israel - 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	14,340,000		15,896,607
Israel Government International Bond, Senior Notes	3.875%	7/3/50	7,670,000		9,242,350

Total Israel					25,138,957

Italy - 1.2%
Italy Buoni Poliennali Del Tesoro, Senior Notes	2.300%	10/15/21	363,560,000	EUR	437,744,785	(m)

Kenya - 0.0%††
Kenya Government International Bond, Senior Notes	6.875%	6/24/24	7,780,000		7,932,644	(m)
Kenya Government International Bond, Senior Notes	7.250%	2/28/28	6,600,000		6,522,285	(a)

Total Kenya					14,454,929

Kuwait - 0.1%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	24,270,000		27,364,425	(a)

Mexico - 1.9%
Mexican Bonos, Bonds	10.000%	12/5/24	324,780,000	MXN	17,470,686
Mexican Bonos, Bonds	8.000%	11/7/47	6,679,000,000	MXN	334,084,417
Mexican Bonos, Senior Notes	8.500%	5/31/29	2,067,380,000	MXN	110,644,543
Mexican Bonos, Senior Notes	7.750%	11/23/34	381,940,000	MXN	19,378,642
Mexican Bonos, Senior Notes	7.750%	11/13/42	2,811,886,200	MXN	137,808,684
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	18,650,000		19,434,139

See Notes to Schedule of Investments.

60	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Mexico - (continued)
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	28,480,000	$30,453,522
Mexico Government International Bond, Senior Notes	5.750%	10/12/2110	9,190,000	10,676,896

Total Mexico				679,951,529

Nigeria - 0.0%††
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	8,130,000	7,768,052	(a)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	9,270,000	8,831,807	(a)

Total Nigeria				16,599,859

Panama - 0.1%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	26,170,000	26,431,700
Panama Government International Bond, Senior Notes	4.500%	4/1/56	8,130,000	10,223,475

Total Panama				36,655,175

Peru - 0.2%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	26,540,000	28,762,725
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	2,330,000	3,531,243
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	14,280,000	22,802,233

Total Peru				55,096,201

Poland - 0.1%
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	34,880,000	38,901,838

Qatar - 0.3%
Qatar Government International Bond, Senior Notes	4.000%	3/14/29	22,950,000	26,879,958	(a)

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Qatar - (continued)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	52,690,000		$71,117,010	(a)
Qatar Government International Bond, Senior Notes	4.400%	4/16/50	13,490,000		17,402,303	(a)

Total Qatar					115,399,271

Russia - 1.2%
Russian Federal Bond - OFZ	7.000%	1/25/23	1,326,230,000	RUB	17,896,979
Russian Federal Bond - OFZ	7.000%	8/16/23	3,299,070,000	RUB	44,843,916
Russian Federal Bond - OFZ	7.750%	9/16/26	256,110,000	RUB	3,645,295
Russian Federal Bond - OFZ	8.150%	2/3/27	2,696,040,000	RUB	39,175,031
Russian Federal Bond - OFZ	7.050%	1/19/28	6,370,818,000	RUB	87,299,105
Russian Federal Bond - OFZ	6.900%	5/23/29	6,829,060,000	RUB	92,608,223
Russian Federal Bond - OFZ	7.650%	4/10/30	5,213,630,000	RUB	74,244,158
Russian Federal Bond - OFZ	7.250%	5/10/34	309,130,000	RUB	4,298,540
Russian Federal Bond - OFZ	7.700%	3/16/39	5,422,870,000	RUB	79,523,330

Total Russia					443,534,577

United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	26,930,000		27,905,835	(a)
Abu Dhabi Government International Bond, Senior Notes	3.125%	9/30/49	82,500,000		88,539,083	(a)
Abu Dhabi Government International Bond, Senior Notes	3.875%	4/16/50	5,400,000		6,615,000	(a)

Total United Arab Emirates					123,059,918

Uruguay - 0.0%††
Uruguay Government International Bond, Senior Notes	7.875%	1/15/33	1		2

TOTAL SOVEREIGN BONDS (Cost - $3,317,609,841)					3,142,089,336

COLLATERALIZED MORTGAGE OBLIGATIONS(n) - 6.6%
Alternative Loan Trust, 2006-6CB 1A4	5.500%	5/25/36	4,359,989		4,302,597
Alternative Loan Trust, 2006-18CB A6 (-4.000 x 1 mo. USD LIBOR + 28.600%)	28.007%	7/25/36	6,480,465		11,159,745	(d)

See Notes to Schedule of Investments.

62	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Alternative Loan Trust, 2006-23CB 2A6, PAC (-4.000 x 1 mo. USD LIBOR + 28.400%)	27.807%	8/25/36	2,706,730	$4,248,487	(d)
Alternative Loan Trust, 2006-43CB 1A10	6.000%	2/25/37	4,688,026	3,616,985
Alternative Loan Trust, 2006-43CB 3A3, IO (-1.000 x 1 mo. USD LIBOR + 6.630%)	6.482%	2/25/37	14,036,978	3,754,057	(d)
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. USD LIBOR + 0.200%)	0.356%	7/20/46	387,135	293,848	(d)
Banc of America Funding Trust, 2015-R2 3A1 (1 mo. USD LIBOR + 0.260%)	0.408%	4/29/37	1,689,588	1,692,780	(a)(d)
Banc of America Funding Trust, 2015-R2 3A2 (1 mo. USD LIBOR + 0.260%)	0.408%	4/29/37	25,428,000	24,635,320	(a)(d)
BBCCRE Trust, 2015-GTP E	4.715%	8/10/33	33,260,000	30,012,746	(a)(d)
BBCMS Trust, 2018-CBM D (1 mo. USD LIBOR + 2.391%)	2.543%	7/15/37	16,390,000	14,426,745	(a)(d)
BCAP LLC Trust, 2010-RR9 6A2	6.000%	10/26/35	14,149,561	13,586,508	(a)(d)
Bear Stearns Asset Backed Securities I Trust, 2004-AC6 A1	5.750%	11/25/34	2,636,338	2,413,819
Bear Stearns Asset Backed Securities I Trust, 2006-AC4 A2 (-4.333 x 1 mo. USD LIBOR + 33.583%)	32.941%	7/25/36	2,405,305	3,623,903	(d)
Bear Stearns Mortgage Funding Trust, 2007-AR2 A1 (1 mo. USD LIBOR + 0.170%)	0.318%	3/25/37	12,557,975	11,304,060	(d)
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	28,980,000	31,330,208	(d)
BHMS Mortgage Trust, 2018- MZB (1 mo. USD LIBOR + 6.637%)	6.789%	7/10/21	93,060,000	74,399,767	(a)(d)
BX Commercial Mortgage Trust, 2019-XL A (1 mo. USD LIBOR + 0.920%)	1.072%	10/15/36	15,036,877	15,068,380	(a)(d)
Chevy Chase Funding LLC Mortgage-Backed Certificates Series, 2005-4A A1 (1 mo. USD LIBOR + 0.200%)	0.348%	10/25/36	325,135	302,578	(a)(d)

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
CHT Mortgage Trust, 2017- CSMO A (1 mo. USD LIBOR + 0.930%)	1.082%	11/15/36	17,095,000	$16,567,611	(a)(d)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	2,800,000	3,071,414
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	9,194,000	10,244,276	(d)
Citigroup Mortgage Loan Trust, 2006-AR9 1A4 (1 mo. USD LIBOR + 0.240%)	0.388%	11/25/36	629,589	631,873	(d)
Citigroup Mortgage Loan Trust Inc., 2005-5 1A5	2.383%	8/25/35	61,254	52,793	(d)
Commercial Mortgage Pass-Through Certificates, 2014-CR21 A3	3.528%	12/10/47	546,192	592,490
Commercial Mortgage Pass-Through Certificates, 2015-DC1 C	4.451%	2/10/48	3,070,000	2,930,513	(d)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	1,723,000	1,861,698
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	1,470,000	1,483,462	(d)
Commercial Mortgage Trust, 2013-CR12 C	5.241%	10/10/46	730,000	716,727	(d)
Commercial Mortgage Trust, 2014-CR19 B	4.703%	8/10/47	8,410,000	9,135,907	(d)
Commercial Mortgage Trust, 2014-CR21 C	4.573%	12/10/47	11,948,000	11,893,439	(d)
Commercial Mortgage Trust, 2015-DC1 B	4.035%	2/10/48	7,160,000	7,465,179	(d)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	6.636%	6/15/38	1,234,768	615,038	(d)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	5,899,773	2,627,249
CSMC Trust, 2014-USA A2	3.953%	9/15/37	12,520,000	12,827,724	(a)
CSMC Trust, 2014-USA E	4.373%	9/15/37	13,470,000	9,389,374	(a)
CSMC Trust, 2015-2R 7A1	3.065%	8/27/36	8,969,964	9,032,057	(a)(d)
CSMC Trust, 2015-4R 3A3 (1 mo. USD LIBOR + 0.310%)	0.795%	10/27/36	47,799,752	24,946,380	(a)(d)
CSMC Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.350%)	5.502%	7/15/32	23,400,000	15,598,672	(a)(d)

See Notes to Schedule of Investments.

64	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
CSMC Trust, 2017-TIME A	3.646%	11/13/39	21,200,000	$21,280,674	(a)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	106,760,842	111,362,597	(a)(d)
CSMC Trust, 2019-RIO A	4.764%	12/15/21	148,347,500	137,874,270	(a)
CSMC Trust, 2020-4R 1A1 (1 mo. USD LIBOR + 3.000%)	3.154%	6/25/47	68,768,362	69,654,236	(a)(d)
CSMC Trust, 2020-RPL3 A1	2.691%	3/25/60	29,770,000	29,843,502	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR02 BX	1.666%	8/27/28	15,503,008	1,704,484	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 AX, IO	2.468%	9/27/28	34,072,000	5,810,873	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K016 X1, IO	1.638%	10/25/21	7,056,300	81,967	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 A2	3.505%	3/25/29	7,270,000	8,632,417
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K092 X1, IO	0.852%	4/25/29	41,725,745	2,274,228	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K095 X1, IO	1.082%	6/25/29	39,919,496	2,865,581	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K095 XAM, IO	1.372%	6/25/29	6,300,000	628,564	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K099 X1, IO	1.006%	9/25/29	20,498,851	1,416,206	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K101 X1, IO	0.949%	10/25/29	19,973,333	1,321,352	(d)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	65

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K108 X1, IO	1.810%	3/25/30	12,750,000	$1,768,921	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K151 X1, IO	0.549%	4/25/30	51,420,699	1,532,095	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K735 X1, IO	1.102%	5/25/26	66,266,818	3,186,877	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.437%	7/25/26	40,037,398	2,539,993	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K737 X1, IO	0.751%	10/25/26	35,936,061	1,215,857	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1517 X1, IO	1.331%	7/25/35	41,960,000	6,129,433	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KC05 X1, IO	1.204%	6/25/27	11,013,591	650,159	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KW01 X1, IO	1.107%	1/25/26	31,491,482	1,306,046	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	6,047,394	7,230,243
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2019- RR01 X, IO	1.534%	6/25/28	22,500,000	2,381,535	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	9,240,897	10,566,052

See Notes to Schedule of Investments.

66	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3242 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.290%)	6.138%	11/15/36	1,062,705	$251,650	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	6.278%	2/15/37	5,785,190	1,399,946	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3368 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.030%)	5.878%	9/15/37	1,583,312	357,587	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3422 AI, IO	0.250%	1/15/38	614,360	4,281
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3621 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.230%)	6.078%	1/15/40	2,196,877	530,802	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	3,700,995	4,108,148
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3768 MB, PAC-1	4.000%	12/15/39	10,634,043	11,098,406
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.798%	10/15/41	5,907,017	1,053,326	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.490%)	6.338%	12/15/41	4,303,738	988,886	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.898%	8/15/39	2,671,307	572,636	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4099 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.848%	8/15/42	1,379,005	248,500	(d)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	67

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Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4119 IN, IO	3.500%	10/15/32	3,446,041	$352,758
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4146 DI, IO	3.000%	12/15/31	2,590,295	166,841
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4174 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.048%	5/15/39	1,817,968	89,660	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO,PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	6.098%	9/15/42	2,351,658	363,477	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4239 IO, IO	3.500%	6/15/27	2,501,649	159,426
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	1,419,446	74,004
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4415 IO, IO	2.865%	4/15/41	4,944,281	314,577	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CB	3.000%	5/15/48	25,885,419	27,247,364
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CD	3.000%	6/15/48	19,373,060	20,287,619
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	17,488,018	18,236,181
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	12,277,631	1,556,030
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	28,314,270	3,770,031
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	11,256,362	1,552,331
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	630,189	43,109

See Notes to Schedule of Investments.

68	Western Asset Core Plus Bond Fund 2020 Quarterly Report

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Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	3.033%	2/15/38	957,537	$55,974	(d)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.948%	8/15/44	8,359,831	1,766,782	(d)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 353 S1, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.848%	12/15/46	19,671,853	4,387,685	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-DNA1 M2 (-1.000 x 1 mo. USD LIBOR + 1.800%)	1.948%	7/25/30	54,586,892	53,827,769	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2014-C03 1M1 (1 mo. USD LIBOR + 3.000%)	3.148%	7/25/24	51,053,199	44,842,388	(d)
Federal National Mortgage Association (FNMA) - CAS, 2015-C01 2M2 (1 mo. USD LIBOR + 4.550%)	4.698%	2/25/25	1,801,513	1,823,359	(d)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 1M2 (1 mo. USD LIBOR + 5.000%)	5.148%	7/25/25	16,736,635	17,187,803	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1M2 (1 mo. USD LIBOR + 2.150%)	2.298%	10/25/30	3,385,334	3,334,031	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-C05 1B1 (1 mo. USD LIBOR + 4.250%)	4.398%	1/25/31	19,130,000	18,000,276	(a)(d)
Federal National Mortgage Association (FNMA) ACES, 2013-M6 1AC	3.547%	2/25/43	2,026,843	2,299,702	(d)
Federal National Mortgage Association (FNMA) ACES, 2015-M4, X2, IO	0.476%	7/25/22	25,109,142	124,617	(d)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal National Mortgage Association (FNMA) ACES, 2017-M8 A2	3.061%	5/25/27	3,822,000	$4,330,797	(d)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.228%	4/25/28	2,499,430	2,814,593	(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M1 A2	3.673%	9/25/28	51,352,256	61,169,524	(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	12,170,000	14,647,480
Federal National Mortgage Association (FNMA) ACES, 2019-M5 A2	3.273%	2/25/29	22,830,000	26,320,328
Federal National Mortgage Association (FNMA) ACES, 2019-M6 A2	3.450%	1/1/29	25,350,000	29,524,075
Federal National Mortgage Association (FNMA) ACES, 2019-M13 X1, IO	0.945%	6/25/34	17,908,657	1,114,895	(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M14 X1, IO	0.705%	6/25/29	55,398,588	2,349,510	(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	18,609,611	20,661,022
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	7,498,482	8,139,545	(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M27 A2	2.700%	11/25/40	2,500,000	2,857,044
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	36,592,247	39,275,184
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	3,790,362	4,045,091
Federal National Mortgage Association (FNMA) ACES, 2020-M10 X6, IO	1.497%	8/25/28	16,000,000	1,508,845	(d)

See Notes to Schedule of Investments.

70	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal National Mortgage Association (FNMA) ACES, 2020-M36 X1, IO	1.564%	9/25/34	45,160,439	$4,999,924	(d)
Federal National Mortgage Association (FNMA) REMIC, 2005-88 IP, IO	2.601%	10/25/35	1,990,498	110,732	(d)
Federal National Mortgage Association (FNMA) REMIC, 2006-28 IP, IO	2.872%	3/25/36	1,486,920	98,149
Federal National Mortgage Association (FNMA) REMIC, 2006-59 IP, IO	3.458%	7/25/36	3,200,646	289,544	(d)
Federal National Mortgage Association (FNMA) REMIC, 2006-118 IP1, IO	0.243%	12/25/36	3,322,788	280,333	(d)
Federal National Mortgage Association (FNMA) REMIC, 2006-118 IP2, IO	0.243%	12/25/36	3,796,823	247,273	(d)
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	6.332%	4/25/40	1,795,201	402,040	(d)
Federal National Mortgage Association (FNMA) REMIC, 2010-123 PM, PAC	4.000%	7/25/40	12,754,798	13,616,902
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	872,578	986,867
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KS, IO (-1.000 x 1 mo. USD LIBOR + 6.700%)	6.552%	10/25/26	756,379	91,203	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	804,551	883,098
Federal National Mortgage Association (FNMA) REMIC, 2012-035 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.500%)	6.352%	4/25/42	2,260,072	487,295	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-046 BA	6.000%	5/25/42	3,382,099	3,986,540

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	5,115,661	$6,334,083
Federal National Mortgage Association (FNMA) REMIC, 2012-070 YS, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.502%	2/25/41	680,916	51,952	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-074 OA, PO	0.000%	3/25/42	334,991	320,437
Federal National Mortgage Association (FNMA) REMIC, 2012-074 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.502%	3/25/42	3,797,482	726,459	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	200,446	191,585
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	6.452%	7/25/42	468,949	105,211	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-93 UI, IO	3.000%	9/25/27	1,056,444	62,255
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	1,352,533	81,897
Federal National Mortgage Association (FNMA) REMIC, 2012-133 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.002%	12/25/42	3,187,269	598,065	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.002%	12/25/42	2,400,255	460,482	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.002%	12/25/42	7,711,709	1,654,781	(d)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	4,663,338	5,682,963

See Notes to Schedule of Investments.

72	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	12,772,779	$14,789,062
Federal National Mortgage Association (FNMA) REMIC, 2013-9 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.002%	3/25/42	4,131,057	756,913	(d)
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	5,291,379	636,257
Federal National Mortgage Association (FNMA) REMIC, 2013-026 HI, IO	3.000%	4/25/32	2,991,380	106,214
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	4,861,962	629,594
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.002%	6/25/43	6,179,812	1,358,594	(d)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.802%	12/25/43	13,179,566	2,840,384	(d)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	2.874%	8/25/44	4,781,539	315,827	(d)
Federal National Mortgage Association (FNMA) REMIC, 2015-55 IO, IO	2.572%	8/25/55	10,129,795	479,821	(d)
Federal National Mortgage Association (FNMA) REMIC, 2015-56 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.002%	8/25/45	2,807,825	713,295	(d)
Federal National Mortgage Association (FNMA) REMIC, 2016-23 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.852%	11/25/45	16,461,119	3,553,131	(d)
Federal National Mortgage Association (FNMA) REMIC, 2016-60 QS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.952%	9/25/46	17,505,595	3,555,054	(d)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	73

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2016-61 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.952%	9/25/46	7,911,521	$1,568,187	(d)
Federal National Mortgage Association (FNMA) REMIC, 2017-76 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.952%	10/25/57	32,481,164	7,392,505	(d)
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.052%	11/25/47	11,083,174	2,205,350	(d)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	12,964,608	13,042,737
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	22,406,414	3,048,057
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	1,185,571	224,279
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	945,712	174,267
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	423,509	70,895
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	233,021	31,204	(d)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	196,990	28,058	(d)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	280,340	40,332
Federal National Mortgage Association (FNMA) STRIPS, 409 C1, IO	3.000%	11/25/26	3,062,571	169,320
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	160,023	8,873

See Notes to Schedule of Investments.

74	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	4,006,285	$358,190
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	2,847,689	400,037
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	1,174,160	177,609
Federal National Mortgage Association (FNMA) STRIPS, 20384 14, IO	5.500%	1/25/40	496,639	85,644
First Horizon Alternative Mortgage Securities Trust, 2007-FA3 A1 (1 mo. USD LIBOR + 0.330%)	0.478%	6/25/37	8,670,146	3,559,226	(d)
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	24,501,467	24,929,765	(a)(d)
FREMF Mortgage Trust, 2012- K20 X2A, IO	0.200%	5/25/45	174,750,403	452,866	(a)
GE Business Loan Trust, 2007-1A A (1 mo. USD LIBOR + 0.170%)	0.322%	4/15/35	1,796,065	1,796,065	(a)(d)
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	9,963,432	1,046,160	(d)
Government National Mortgage Association (GNMA), 2006-16 GS, IO (-1.000 x 1 mo. USD LIBOR + 6.990%)	6.834%	4/20/36	559,148	116,402	(d)
Government National Mortgage Association (GNMA), 2007-51 SG, IO (-1.000 x 1 mo. USD LIBOR + 6.580%)	6.424%	8/20/37	2,221,574	361,005	(d)
Government National Mortgage Association (GNMA), 2010-31 GS, IO, PAC-1 (-1.000 x 1 mo. USD LIBOR + 6.500%)	6.344%	3/20/39	24,648	77	(d)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	6.324%	4/20/40	372,257	77,804	(d)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	75

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Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Government National Mortgage Association (GNMA), 2010-42 PC, PAC-1	5.000%	7/20/39	3,634,732	$3,819,125
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.494%	1/20/40	167,911	14,592	(d)
Government National Mortgage Association (GNMA), 2010-86 PB, PAC-1	4.500%	10/20/39	8,372,867	8,777,693
Government National Mortgage Association (GNMA), 2010-116 MH	5.000%	7/20/40	24,975,471	29,533,138
Government National Mortgage Association (GNMA), 2010-118 IO, IO	0.000%	4/16/53	842,638	8	(d)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. USD LIBOR + 1.000%)	1.170%	5/20/60	449,110	455,289	(d)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	0.505%	8/20/58	1,197,683	1,196,322	(d)
Government National Mortgage Association (GNMA), 2010-H27 FA (1 mo. USD LIBOR + 0.380%)	0.535%	12/20/60	297,099	296,923	(d)
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. USD LIBOR + 0.400%)	0.555%	12/20/60	5,384,204	5,383,990	(d)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	162,749	11,156
Government National Mortgage Association (GNMA), 2011-H6 FA (1 mo. USD LIBOR + 0.450%)	0.605%	2/20/61	1,777,131	1,779,288	(d)
Government National Mortgage Association (GNMA), 2011-H8 FG (1 mo. USD LIBOR + 0.480%)	0.635%	3/20/61	5,365,829	5,375,665	(d)
Government National Mortgage Association (GNMA), 2011-H9 AF (1 mo. USD LIBOR + 0.500%)	0.655%	3/20/61	4,900,409	4,911,009	(d)

See Notes to Schedule of Investments.

76	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Government National Mortgage Association (GNMA), 2012-34 SA,IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.894%	3/20/42	1,459,321	$375,321	(d)
Government National Mortgage Association (GNMA), 2012-66 CI, IO	3.500%	2/20/38	2,277,561	69,560
Government National Mortgage Association (GNMA), 2012-81 AI, IO	3.500%	4/20/27	1,115,336	64,192
Government National Mortgage Association (GNMA), 2012-98 SA,IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.948%	8/16/42	2,764,553	599,576	(d)
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.712%	1/16/54	45,926,947	1,962,054	(d)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.189%	10/16/48	81,576,750	1,001,934	(d)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.468%	11/16/47	30,386,693	683,442	(d)
Government National Mortgage Association (GNMA), 2013-107 AD	2.695%	11/16/47	7,414,980	7,861,196	(d)
Government National Mortgage Association (GNMA), 2013-150 IA, IO	2.440%	11/20/42	1,673,651	64,720	(d)
Government National Mortgage Association (GNMA), 2014-17 AM	2.598%	6/16/48	2,065,165	2,161,227	(d)
Government National Mortgage Association (GNMA), 2014-117 SJ, IO, PAC (-1.000 x 1 mo. USD LIBOR + 5.600%)	5.444%	8/20/44	515,121	101,591	(d)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	3,489,237	232,002
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	670,738	86,495

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	77

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Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Government National Mortgage Association (GNMA), 2016-21 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.994%	2/20/46	21,796,658	$4,878,846	(d)
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	4,316,304	779,099
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.948%	10/16/46	6,932,503	1,933,784	(d)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.645%	8/16/58	36,214,235	1,828,149	(d)
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.661%	2/16/57	28,455,673	1,502,166	(d)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.742%	7/16/58	23,107,902	1,246,819	(d)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.729%	2/16/59	11,898,858	690,557	(d)
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.661%	4/16/57	78,402,438	3,911,568	(d)
Government National Mortgage Association (GNMA), 2017-157 IO	0.567%	12/16/59	14,442,597	728,629	(d)
Government National Mortgage Association (GNMA), 2017-H15 KI, IO	2.306%	7/20/67	34,414,392	4,091,871	(d)
Government National Mortgage Association (GNMA), 2017-H18 BI, IO	0.842%	9/20/67	27,526,307	2,220,949	(d)
Government National Mortgage Association (GNMA), 2017-H20 IB, IO	1.996%	10/20/67	13,934,510	1,396,050	(d)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	1.956%	11/20/67	4,102,664	414,700	(d)

See Notes to Schedule of Investments.

78	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	7,697,180	$8,119,320
Government National Mortgage Association (GNMA), 2018-119 IO, IO	0.675%	5/16/60	15,334,672	934,828	(d)
Government National Mortgage Association (GNMA), 2018-H6 PF (1 mo. USD LIBOR + 0.300%)	0.455%	2/20/68	16,462,212	16,420,647	(d)
Government National Mortgage Association (GNMA), 2018-H7 FD (1 mo. USD LIBOR + 0.300%)	0.455%	5/20/68	28,486,847	28,411,556	(d)
Government National Mortgage Association (GNMA), 2018-H8 KF (1 mo. USD LIBOR + 0.300%)	0.455%	5/20/68	13,884,983	13,841,697	(d)
Government National Mortgage Association (GNMA), 2018-H13 FC (1 mo. USD LIBOR + 0.300%)	0.455%	7/20/68	9,164,929	9,134,881	(d)
Government National Mortgage Association (GNMA), 2018-H17 FG (12 mo. USD LIBOR + 0.250%)	2.224%	10/20/68	6,366,597	6,353,765	(d)
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	10,833,297	11,298,511
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	11,333,560	11,979,744
Government National Mortgage Association (GNMA), 2020-47 MI, IO	3.500%	4/20/50	23,873,725	4,028,589
Government National Mortgage Association (GNMA), 2020-47 NI, IO	3.500%	4/20/50	7,538,854	1,315,537
Government National Mortgage Association (GNMA), 2020-123 IL, IO	2.500%	8/20/50	8,726,500	1,197,404
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	25,954,041	3,596,041

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Government National Mortgage Association (GNMA), 2020-H9 FL (1 mo. USD LIBOR + 1.150%)	1.306%	5/20/70	27,735,134	$29,118,781	(d)
Government National Mortgage Association (GNMA), 2020-H9 NF (1 mo. USD LIBOR + 1.250%)	1.406%	4/20/70	7,386,664	7,617,251	(d)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. USD LIBOR + 0.500%)	0.656%	7/20/70	3,385,198	3,400,353	(d)
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. USD LIBOR + 0.450%)	0.606%	7/20/70	8,202,996	8,216,801	(d)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. USD LIBOR + 0.450%)	0.606%	7/20/70	4,249,540	4,255,956	(d)
Government National Mortgage Association (GNMA), 2020-H13 FM (1 mo. USD LIBOR + 0.400%)	0.556%	8/20/70	98,226	98,241	(d)
GreenPoint Mortgage Funding Trust, 2005-AR4 1A2A (1 mo. USD LIBOR + 0.640%)	0.788%	10/25/45	2,173,360	2,124,692	(d)
GreenPoint Mortgage Funding Trust, 2005-AR5 2A1 (1 mo. USD LIBOR + 0.560%)	0.708%	11/25/45	13,942,265	8,888,837	(d)
GreenPoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. USD LIBOR + 0.230%)	0.378%	4/25/36	506,847	565,157	(d)
GS Mortgage Securities Corp. II, 2018-SRP5 A (1 mo. USD LIBOR + 1.300%)	1.452%	9/15/31	139,880,000	112,714,185	(a)(d)
GS Mortgage Securities Corp. Trust, 2013-GC16 B	5.161%	11/10/46	4,302,000	4,550,251	(d)
GS Mortgage Securities Trust, 2015-GC30 B	4.169%	5/10/50	16,340,000	17,224,389	(d)
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	5,490,000	6,276,040
GSR Mortgage Loan Trust, 2005-AR7 1A1	2.887%	11/25/35	647,871	464,179	(d)
HarborView Mortgage Loan Trust, 2005-3 2A1A (1 mo. USD LIBOR + 0.480%)	0.636%	6/19/35	3,071,325	3,001,514	(d)

See Notes to Schedule of Investments.

80	Western Asset Core Plus Bond Fund 2020 Quarterly Report

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Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
HarborView Mortgage Loan Trust, 2005-7 1A1 (11th District Cost of Funds + 1.850%)	2.532%	6/19/45	2,128,813	$1,256,496	(d)
HarborView Mortgage Loan Trust, 2006-2 1A	3.347%	2/25/36	550,768	281,510	(d)
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. USD LIBOR + 0.180%)	0.336%	11/19/46	163,806	136,772	(d)
Impac CMB Trust, 2005-7 A1 (1 mo. USD LIBOR + 0.520%)	0.668%	11/25/35	2,614,610	2,364,135	(d)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	0.648%	5/25/37	6,380,102	6,238,325	(a)(d)
IndyMac INDX Mortgage Loan Trust, 2005-AR13 1A1	3.186%	8/25/35	147,919	111,974	(d)
Jefferies Resecuritization Trust, 2015-R1 A2 (1 mo. USD LIBOR + 0.140%)	0.315%	12/26/36	18,386,177	12,271,560	(a)(d)
JPMBB Commercial Mortgage Securities Trust, 2013-C14 B	4.859%	8/15/46	4,000,000	4,176,457	(d)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.055%	1/15/47	1,602,000	1,715,492	(d)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 AS	4.065%	11/15/47	5,930,000	6,520,538
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.410%	7/15/48	19,921,000	21,032,020	(d)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 B	4.773%	8/15/48	10,543,000	11,637,241	(d)
JPMDB Commercial Mortgage Securities Trust, 2017-C5 A5	3.694%	3/15/50	620,000	710,104
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.273%	4/17/45	4,576,420	2,196,681	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	6.068%	2/12/49	3,808,445	2,010,478	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.711%	2/15/51	988,468	929,632	(d)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	3.902%	5/15/28	11,407,035	$11,265,318	(a)(d)
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	29,399,675	30,297,129	(a)(d)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	23,295,449	24,001,790	(a)(d)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	34,328,418	35,342,448	(a)(d)
JPMorgan Resecuritization Trust, 2015-1 4A1 (1 mo. USD LIBOR + 0.300%)	0.456%	9/27/36	4,850,700	4,763,197	(a)(d)
JPMorgan Resecuritization Trust, 2015-1 4A2	0.600%	9/27/36	13,808,267	9,260,121	(a)(d)
Legacy Mortgage Asset Trust, 2019-GS7 A1, Step Bond	3.250%	11/25/59	70,768,092	70,892,432	(a)
Lehman Mortgage Trust, 2006-7 3A4,IO(-1.000x1mo. USD LIBOR + 7.150%)	7.002%	11/25/36	6,855,572	2,477,374	(d)
Magnolia Finance XI DAC, 2019-2 A (1 mo. USD LIBOR + 2.750%)	2.898%	7/31/21	4,873,928	4,901,348	(a)(d)
MASTR Adjustable Rate Mortgages Trust, 2004-6 5A1	3.913%	7/25/34	292,055	270,346	(d)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	0.358%	4/25/46	139,147	125,047	(d)
MASTR Reperforming Loan Trust, 2005-1 1A1	6.000%	8/25/34	1,536,537	1,206,547	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	2,092,527	1,836,333	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. USD LIBOR + 0.350%)	0.498%	5/25/35	2,185,889	1,209,045	(a)(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	3,406,807	2,000,691	(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	537,969	315,928	(a)(d)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.072%	9/12/49	1,902,882	727,834	(d)

See Notes to Schedule of Investments.

82	Western Asset Core Plus Bond Fund 2020 Quarterly Report

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Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	109,440	$109,396
Morgan Stanley Mortgage Loan Trust, 2004-5AR 2A	3.249%	7/25/34	10,639	10,531	(d)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	3.208%	7/25/35	1,020,273	972,485	(d)
Morgan Stanley Resecuritization Trust, 2015-R3 7A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.770%)	1.941%	4/26/47	8,172,931	8,132,551	(a)(d)
Mortgage Loan Resecuritization Trust, 2009-RS1 A85 (1 mo. USD LIBOR + 0.340%)	0.495%	4/16/36	46,623,629	41,456,146	(a)(d)
Multifamily Trust, 2016-1 B	13.246%	4/25/46	2,826,619	3,212,252	(a)(d)
New Residential Mortgage Loan Trust, 2019-3A A1A	3.750%	11/25/58	48,312,252	51,997,462	(a)(d)
Nomura Asset Acceptance Corp. Alternative Loan Trust Series, 2005-AP2 A5	5.476%	5/25/35	62,953	43,853
Nomura Resecuritization Trust, 2015-5R 3A5 (1 mo. USD LIBOR + 0.260%)	0.349%	2/26/46	9,408,370	7,216,497	(a)(d)
Prime Mortgage Trust, 2006-1 3A2, IO (-1.000x1mo. USD LIBOR + 7.150%)	7.002%	6/25/36	11,536,524	2,882,826	(d)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	27,499,176	22,964,749	(a)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	457,216	301,411
RAMP Trust, 2005-SL1 A7	8.000%	5/25/32	228,593	184,032
RBSGC Mortgage Loan Trust, 2007-B 1A4 (1 mo. USD LIBOR + 0.450%)	0.598%	1/25/37	7,192,644	2,559,618	(d)
RBSSP Resecuritization Trust, 2009-12 9A2	3.655%	3/25/36	7,674,956	6,781,290	(a)(d)
Redwood Funding Trust, 2019-1 PT	4.213%	9/27/24	38,130,564	38,491,622	(a)
Reperforming Loan REMIC Trust, 2006-R2 AS, IO	5.701%	7/25/36	11,950,635	1,479,266	(a)(d)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Residential Asset Securitization Trust, 2004-A21A3, PAC (1 mo. USD LIBOR + 0.400%)	0.548%	5/25/34	9,452	$8,974	(d)
Rosslyn Portfolio Trust, 2017-ROSS A (1 mo. USD LIBOR + 0.950%)	1.939%	6/15/33	26,891,722	26,511,083	(a)(d)
Shops at Crystals Trust, 2016-CSTL A	3.126%	7/5/36	11,160,000	11,154,527	(a)
Structured Adjustable Rate Mortgage Loan Trust, 2004-8 1A1	3.349%	7/25/34	755	771	(d)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. USD LIBOR + 0.180%)	0.328%	7/25/46	119,535	101,629	(d)
Structured Asset Mortgage Investments Trust, 2003-AR1 A1 (1 mo. USD LIBOR + 0.740%)	0.896%	10/19/33	74,041	70,836	(d)
Structured Asset Securities Corp. Mortgage Loan Trust, 2002-9 A2 (1 mo. USD LIBOR + 0.600%)	0.748%	10/25/27	3,324	3,326	(d)
SunTrust Alternative Loan Trust, 2006-1F 3A (1 mo. USD LIBOR + 0.350%)	0.498%	4/25/36	17,585,460	3,128,216	(d)
UBS Commercial Mortgage Trust, 2017-C1 A4	3.460%	6/15/50	5,440,000	6,081,637
UBS Commercial Mortgage Trust, 2017-C3 A4	3.426%	8/15/50	6,000,000	6,774,514
Wachovia Bank Commercial Mortgage Trust, 2007-C33 AJ	5.843%	2/15/51	6,881,594	5,365,731	(d)
WaMu Mortgage Pass-Through Certificates Series Trust, 2003-AR9 1A7	2.790%	9/25/33	6,861	6,757	(d)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR15 A1C3 (1 mo. USD LIBOR + 0.480%)	0.628%	11/25/45	22,605,349	14,362,577	(d)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	8,066,804	7,964,483	(a)(d)

See Notes to Schedule of Investments.

84	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO (-1.000 x 1 mo. USD LIBOR + 5.460%)	5.312%	3/25/37	11,332,393	$1,806,995	(d)
Wells Fargo Alternative Loan Trust, 2007-PA2 2A1 (1 mo. USD LIBOR + 0.430%)	0.578%	6/25/37	3,704,790	2,971,637	(d)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 B	4.410%	7/15/46	450,000	425,454	(d)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 AS	3.808%	12/15/47	5,630,000	6,164,195
Wells Fargo Commercial Mortgage Trust, 2017-C41 XA, IO	1.363%	11/15/50	31,635,003	2,107,979	(d)
Wells Fargo Commercial Mortgage Trust, 2018-C44 A5	4.212%	5/15/51	7,530,000	8,891,996
WFRBS Commercial Mortgage Trust, 2012-C7 XA, IO	1.470%	6/15/45	172,089	2,501	(a)(d)
WFRBS Commercial Mortgage Trust, 2013-C14 D	4.106%	6/15/46	3,030,000	2,375,791	(a)(d)
WFRBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	270,000	289,308	(d)
WFRBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.190%	3/15/47	44,191,510	1,086,307	(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $2,476,927,342)				2,418,724,992

SENIOR LOANS - 4.7%
COMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.2%
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	1.897%	3/1/27	27,467,251	26,638,317	(d)(o)(p)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.652%	1/31/28	39,330,528	38,298,102	(d)(o)(p)

Total Diversified Telecommunication Services				64,936,419

Entertainment - 0.0%††
Go Daddy Operating Co. LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.897%	2/15/24	4,194,527	4,113,258	(d)(o)(p)(q)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - 0.4%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	1.900%	4/30/25	32,333,799	$31,821,858	(d)(o)(p)
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.900%	2/1/27	13,319,098	13,055,486	(d)(o)(p)
Diamond Sports Group LLC, Term Loan (1 mo. USD LIBOR + 3.250%)	3.400%	8/24/26	858,666	669,760	(d)(o)(p)
Entercom Media Corp., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	2.645%	11/18/24	3,936,311	3,721,455	(d)(o)(p)
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.147%	5/1/26	10,451,742	9,939,607	(d)(o)(p)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.750%)	2.905%	9/18/26	45,683,995	44,827,420	(d)(o)(p)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. USD LIBOR + 3.688%)	3.840%	1/31/26	9,744,799	9,400,690	(d)(o)(p)
Terrier Media Buyer Inc., Term Loan (1 mo. USD LIBOR + 4.250%)	4.397%	12/17/26	25,738,261	25,165,585	(d)(o)(p)
Univision Communications Inc., 2020 Replacement New First Lien Term Loan (1 mo. USD LIBOR + 3.750%)	4.750%	3/16/26	16,378,762	15,973,387	(d)(o)(p)
Virgin Media Bristol LLC, Term Loan B	—	1/10/29	5,120,000	5,045,028	(q)
Ziggo Financing Partnership, Term Loan I (1 mo. USD LIBOR + 2.500%)	2.652%	4/30/28	4,475,074	4,325,285	(d)(o)(p)

Total Media				163,945,561

Wireless Telecommunication Services - 0.1%
CSC Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.500%)	2.652%	4/15/27	5,701,350	5,543,137	(d)(o)(p)
T-Mobile USA Inc., Term Loan (1 mo. USD LIBOR + 3.000%)	3.147%	4/1/27	22,104,600	22,114,459	(d)(o)(p)

Total Wireless Telecommunication Services				27,657,596

TOTAL COMMUNICATION SERVICES				260,652,834

See Notes to Schedule of Investments.

86	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.1%
American Axle & Manufacturing Inc., Term Loan B	3.000%	4/6/24	4,380,000	$4,217,314	(d)(o)(p)
Panther BF Aggregator 2 LP, First Lien Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	3.647%	4/30/26	18,414,000	17,976,667	(d)(g)(o)(p)

Total Auto Components				22,193,981

Commercial Services & Supplies - 0.0%††
Atlantic Aviation FBO Inc., Term Loan (3 mo. USD LIBOR + 3.750%)	3.900%	12/6/25	3,684,375	3,601,477	(d)(g)(o)(p)

Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1	4.250%	9/23/26	34,009,873	33,745,684	(d)(o)(p)(q)
ServiceMaster Co. LLC, Term Loan D (1 mo. USD LIBOR + 1.750%)	1.938%	11/5/26	7,281,256	7,187,204	(d)(o)(p)

Total Diversified Consumer Services				40,932,888

Hotels, Restaurants & Leisure - 0.7%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.897%	11/19/26	40,452,474	38,960,789	(d)(o)(p)
Alterra Mountain Co., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.897%	7/31/24	14,765,313	14,322,353	(d)(o)(p)
Aramark Services Inc., Term Loan B3 (1 mo. USD LIBOR + 1.750%)	1.897%	3/11/25	10,448,057	10,055,169	(d)(o)(p)
Aramark Services Inc., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.897%	1/15/27	10,755,950	10,355,958	(d)(o)(p)
Boyd Gaming Corp., Refinancing Term Loan B	—	9/15/23	1,991,775	1,941,981	(q)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	2.897%	12/23/24	22,789,653	21,419,106	(d)(o)(p)
Caesars Resort Collection LLC, Term Loan B1	4.647-4.772%	7/21/25	19,330,000	18,763,902	(d)(o)(p)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	87

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Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	2.156%	11/30/23	17,138,434	$16,701,404	(d)(o)(p)(q)
Golden Nugget Inc., First Initial Term Loan (2 mo. USD LIBOR + 2.500%)	3.250%	10/4/23	23,202,441	20,905,399	(d)(o)(p)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.898%	6/22/26	32,511,279	31,504,339	(d)(o)(p)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 3.000%)	2.647%	5/29/26	12,329,673	12,018,349	(d)(o)(p)
Scientific Games International Inc., Initial Term Loan B5	2.897-3.612%	8/14/24	25,453,194	24,075,540	(d)(o)(p)
Station Casinos LLC, Term Loan Facility B1 (1 mo. USD LIBOR + 2.250%)	2.500%	2/8/27	15,865,837	15,201,455	(d)(o)(p)
Wynn Resorts Finance LLC, Term Loan Facility A (1 mo. USD LIBOR + 1.750%)	1.900%	9/20/24	36,625,350	34,794,082	(d)(g)(o)(p)

Total Hotels, Restaurants & Leisure				271,019,826

Specialty Retail - 0.1%
Academy Ltd., Initial Term Loan (1 mo. USD LIBOR + 4.000%)	5.000%	7/1/22	11,542,236	11,317,162	(d)(o)(p)
BJ’s Wholesale Club Inc., Term Loan B	—	2/3/24	5,404,880	5,320,428	(q)
Michaels Stores Inc., 2018 New Replacement Term Loan B (1 mo. USD LIBOR + 2.500%)	3.500%	1/30/23	6,969,173	6,963,946	(d)(o)(p)
Michaels Stores Inc., Term Loan B	—	9/16/27	7,361,268	7,195,640	(g)(q)
Party City Holdings Inc., 2018 Replacement Term Loan (3 mo. USD LIBOR + 2.500%)	3.250-4.100%	8/19/22	5,134,144	4,222,834	(d)(o)(p)

Total Specialty Retail				35,020,010

TOTAL CONSUMER DISCRETIONARY				372,768,182

See Notes to Schedule of Investments.

88	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Froneri U.S. Inc., Term Loan Facility B2 (1 mo. USD LIBOR + 2.250%)	2.397%	1/29/27	14,264,250	$13,771,691	(d)(o)(p)
US Foods Inc., 2019 Incremental Term Loan B (1 mo. USD LIBOR + 2.000%)	2.147%	9/13/26	14,888,840	14,304,915	(d)(o)(p)
US Foods Inc., Repriced Term Loan (1 mo. USD LIBOR + 1.750%)	1.897%	6/27/23	18,632,559	17,988,580	(d)(o)(p)(q)

TOTAL CONSUMER STAPLES				46,065,186

FINANCIALS - 0.6%
Capital Markets - 0.1%
Edelman Financial Center LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.145%	7/21/25	10,718,642	10,367,606	(d)(o)(p)
Finco I LLC, 2020 Term Loan (1 mo. USD LIBOR + 2.500%)	2.648%	6/27/25	3,929,941	3,915,203	(d)(o)(p)(q)
First Eagle Holdings Inc., 2018 Refinancing Term Loan B (3 mo. USD LIBOR + 2.500%)	2.720%	2/1/27	12,296,841	12,038,608	(d)(o)(p)
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.147%	7/3/24	16,216,424	15,826,225	(d)(o)(p)

Total Capital Markets				42,147,642

Diversified Financial Services - 0.3%
Alpha Topco Ltd. - Delta 2 (Lux) SARL, USD 2018 Incremental New Facility Loan B3 (1 mo. USD LIBOR + 2.500%)	3.500%	2/1/24	1,810,000	1,765,378	(d)(o)(p)
Citadel Securities LP, Term Loan Facility B (1 mo. USD LIBOR + 2.750%)	2.897%	2/27/26	19,125,835	19,042,160	(d)(o)(p)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (1 mo. USD LIBOR + 3.750%)	4.750%	4/9/27	28,737,975	28,633,196	(d)(o)(p)
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 3.000%)	3.147%	1/31/25	16,068,220	15,982,865	(d)(o)(p)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
Stars Group Holdings BV, USD Term Loan (3 mo. USD LIBOR + 3.500%)	3.720%	7/10/25	569,336	$570,166	(d)(o)(p)
TKC Holdings Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	4.750%	2/1/23	4,648,551	4,382,422	(d)(o)(p)
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	1.897%	11/16/26	12,625,024	12,349,975	(d)(o)(p)
UFC Holdings LLC, Term Loan B (3 mo. USD LIBOR + 3.250%)	4.250%	4/29/26	23,851,187	23,567,954	(d)(o)(p)
VFH Parent LLC, Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.151%	3/1/26	12,984,059	12,911,024	(d)(o)(p)

Total Diversified Financial Services				119,205,140

Insurance - 0.2%
AmWINS Group, Inc., First Lien Term Loan	3.750%	1/25/24	1,855,172	1,843,192	(d)(o)(p)(q)
Asurion LLC, Fourteenth Amendment Replacement Term Loan B4 (1 mo. USD LIBOR + 3.000%)	3.147%	8/4/22	24,985,258	24,716,666	(d)(o)(p)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.147%	11/3/24	18,201,625	17,925,342	(d)(o)(p)
Asurion LLC, Replacement Term Loan B6 (1 mo. USD LIBOR + 3.000%)	3.147%	11/3/23	10,439,268	10,298,527	(d)(o)(p)

Total Insurance				54,783,727

TOTAL FINANCIALS				216,136,509

HEALTH CARE - 1.2%
Health Care Providers & Services - 0.8%
Air Medical Group Holdings Inc., 2018 Term Loan (3 mo. USD LIBOR + 3.250%)	4.250%	4/28/22	7,404,543	7,388,342	(d)(o)(p)
Elanco Animal Health Inc., Term Loan B (1 mo. USD LIBOR + 1.750%)	1.905%	8/1/27	30,411,579	29,621,425	(d)(o)(p)
EyeCare Partners LLC, First Lien Initial Delayed Draw Term Loan	—	2/18/27	2,238,108	2,117,250	(q)
EyeCare Partners LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	3.897%	2/18/27	9,543,932	9,028,560	(d)(o)(p)

See Notes to Schedule of Investments.

90	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Global Medical Response Inc., Term Loan	—	9/24/25	8,336,572	$8,166,364	(q)
Grifols Worldwide Operations USA Inc., Term Loan B (1 week USD LIBOR + 2.000%)	2.100%	11/15/27	42,247,394	41,468,436	(d)(o)(p)
HCA Inc., Term Loan B12 (1 mo. USD LIBOR + 1.750%)	1.897%	3/13/25	6,212,725	6,198,305	(d)(o)(p)
Jaguar Holding Co. II, 2018 Term Loan (1 mo. USD LIBOR + 2.500%)	3.500%	8/18/22	23,580,574	23,529,664	(d)(o)(p)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.897%	11/17/25	40,454,260	39,383,921	(d)(o)(p)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 2.750%)	3.750%	6/7/23	33,067,273	32,580,127	(d)(o)(p)
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	4.647%	8/6/26	17,517,625	17,400,835	(d)(o)(p)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	3.401%	3/5/26	23,495,349	22,986,275	(d)(o)(p)
Sotera Health Holdings LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 4.500%)	5.500%	12/11/26	38,874,650	38,777,464	(d)(o)(p)

Total Health Care Providers & Services				278,646,968

Health Care Technology - 0.2%
AthenaHealth Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.500%)	4.750%	2/11/26	48,453,850	47,908,744	(d)(o)(p)
Change Healthcare Holdings LLC, Closing Date Term Loan	3.500%	3/1/24	43,187,984	42,401,833	(d)(o)(p)

Total Health Care Technology				90,310,577

Life Sciences Tools & Services - 0.0%††
Parexel International Corp., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.897%	9/27/24	1,000,000	961,000	(d)(o)(p)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 0.2%
Bausch Health Cos. Inc., First Incremental Term Loan (1 mo. USD LIBOR + 2.750%)	2.901%	11/27/25	21,644,587	$21,198,167	(d)(o)(p)
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.151%	6/2/25	13,873,353	13,624,784	(d)(o)(p)
Milano Acquisition Corp., Term Loan	—	8/17/27	25,460,000	25,253,138	(q)

Total Pharmaceuticals				60,076,089

TOTAL HEALTH CARE				429,994,634

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
Boeing Co., Term Loan (3 mo. USD LIBOR + 1.250%)	1.500-1.520%	2/7/22	37,220,000	36,336,025	(d)(o)(p)(q)

Airlines - 0.1%
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 4.750%)	5.750%	4/27/23	33,525,975	33,522,153	(d)(o)(p)(q)
Delta Air Lines Inc./SkyMiles IP Ltd., Initial Term Loan	—	10/20/27	14,290,000	14,430,671	(q)

Total Airlines				47,952,824

Commercial Services & Supplies - 0.2%
Allied Universal Holdco LLC, Initial Term Loan (1 mo. USD LIBOR + 4.250%)	4.397%	7/10/26	30,941,486	30,663,508	(d)(o)(p)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.647%	10/1/26	19,262,659	18,901,484	(d)(o)(p)
Garda World Security Corp., First Lien Term Loan B (1 mo. USD LIBOR + 4.750%)	4.900%	10/30/26	7,619,555	7,586,219	(d)(o)(p)
GFL Environmental Inc., 2018 Incremental Term Loan (3 mo. USD LIBOR + 3.000%)	4.000%	5/30/25	6,532,939	6,513,634	(d)(o)(p)
Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.500%)	4.647%	8/27/25	2,977,201	2,961,074	(d)(o)(p)

Total Commercial Services & Supplies				66,625,919

See Notes to Schedule of Investments.

92	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Electrical Equipment - 0.1%
Brookfield WEC Holdings Inc., Refinancing Term Loan (1 mo. USD LIBOR + 3.000%)	3.750%	8/1/25	16,851,527	$16,466,352	(d)(o)(p)

Road & Rail - 0.1%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	2.220%	12/30/26	33,153,400	32,678,875	(d)(o)(p)

Trading Companies & Distributors - 0.0%††
BrightView Landscapes LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.688%	8/15/25	9,354,675	9,296,208	(d)(o)(p)
Delos Finance SARL, 2018 Term Loan (3 mo. USD LIBOR + 1.750%)	1.970%	10/6/23	5,500,000	5,390,000	(d)(o)(p)

Total Trading Companies & Distributors				14,686,208

TOTAL INDUSTRIALS				214,746,203

INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%††
CommScope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	3.397%	4/4/26	1,980,000	1,934,212	(d)(o)(p)

IT Services - 0.1%
McAfee LLC, USD Term Loan B (1 mo. USD LIBOR + 3.750%)	3.896%	9/30/24	35,707,104	35,489,505	(d)(o)(p)

Software - 0.1%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.147%	10/16/26	33,372,300	33,013,548	(d)(o)(p)
MA Financeco LLC, Term Loan B3 (1 mo. USD LIBOR + 2.500%)	2.647%	6/21/24	349,860	335,516	(d)(o)(p)
Seattle Escrow Borrower LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.647%	6/21/24	2,362,694	2,265,970	(d)(o)(p)

Total Software				35,615,034

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Technology Hardware, Storage & Peripherals - 0.0%††
Dell International LLC, Refinancing Term Loan B1 (1 mo. USD LIBOR + 2.000%)	2.750%	9/19/25	11,125,383	$11,091,684	(d)(o)(p)
Western Digital Corp., New Term Loan B4 (3 mo. USD LIBOR + 1.750%)	1.906%	4/29/23	10,954,295	10,892,677	(d)(o)(p)

Total Technology Hardware, Storage & Peripherals				21,984,361

TOTAL INFORMATION TECHNOLOGY				95,023,112

MATERIALS - 0.2%
Containers & Packaging - 0.2%
Berry Global Inc., Term Loan W (1 mo. USD LIBOR + 2.000%)	2.156%	10/1/22	26,124,988	25,967,141	(d)(o)(p)(q)
Berry Global Inc., Term Loan X	—	1/19/24	2,104,119	2,091,406	(q)
Berry Global Inc., Term Loan Y (1 mo. USD LIBOR + 2.000%)	2.156%	7/1/26	994,962	966,702	(d)(o)(p)
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	1.897%	2/4/27	20,090,797	19,856,920	(d)(o)(p)(q)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan	2.897-5.000%	2/6/23	714,298	708,494	(d)(o)(p)

Total Containers & Packaging				49,590,663

Paper & Forest Products - 0.0%††
Asplundh Tree Expert LLC, Initial Term Loan	—	9/4/27	8,940,000	8,941,860	(q)

TOTAL MATERIALS				58,532,523

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 1.750%)	1.906%	12/20/24	23,248,182	22,527,488	(d)(o)(p)

Real Estate Management & Development - 0.0%††
CityCenter Holdings LLC, Refinancing Term Loan (1 mo. USD LIBOR + 2.250%)	3.000%	4/18/24	4,577,802	4,406,706	(d)(o)(p)
Realogy Group LLC, Extended 2025 Term Loan (1 mo. USD LIBOR + 2.250%)	3.000%	2/7/25	3,471,077	3,337,656	(d)(o)(p)

Total Real Estate Management & Development				7,744,362

TOTAL REAL ESTATE				30,271,850

TOTAL SENIOR LOANS (Cost - $1,753,851,831)				1,724,191,033

See Notes to Schedule of Investments.

94	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 3.5%
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	75,126,916	$115,434,509
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	49,704,552	77,430,421
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	76,539,555	96,606,604
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	68,772,237	98,172,886
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	36,672,999	46,858,497
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	66,747,850	90,394,966	(k)(l)
U.S. Treasury Bonds, Inflation Indexed	0.875%	2/15/47	3,799,694	5,074,486
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/48	84,298,463	116,738,448	(l)
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	365,491,663	512,085,084	(k)(l)
U.S. Treasury Bonds, Inflation Indexed	0.250%	2/15/50	93,584,308	110,930,808

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $1,020,230,443)				1,269,726,709

			FACE AMOUNT†/ UNITS
ASSET-BACKED SECURITIES - 2.6%
Applebee’s Funding LLC, 2019-1A A2I	4.194%	6/7/49	20,030,000	18,670,490	(a)
Avis Budget Rental Car Funding AESOP LLC, 2019-2A A	3.350%	9/22/25	34,800,000	36,838,730	(a)
Avis Budget Rental Car Funding AESOP LLC, 2019-3A A	2.360%	3/20/26	26,770,000	27,414,161	(a)
Bear Stearns Asset Backed Securities I Trust, 2005-CL1 A1 (1 mo. USD LIBOR + 0.500%)	0.500%	9/25/34	1,267,813	1,216,473	(d)
Brazos Student Finance Corp., 2009-1 AS (3 mo. USD LIBOR + 2.500%)	2.725%	12/27/39	4,439,412	4,532,048	(d)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	95

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. USD LIBOR + 1.500%)	1.648%	10/25/37	47,370,000	$47,344,425	(a)(d)
CIT Mortgage Loan Trust, 2007-1 1M2 (1 mo. USD LIBOR + 1.750%)	1.898%	10/25/37	108,930,000	93,162,339	(a)(d)
Community Funding CLO, 2015-1A A	5.750%	11/1/27	36,638,237	39,143,742	(a)
Conseco Finance Corp., 1993-2 B	3.500%	12/16/20	24	23	(d)
Conseco Finance Corp., 1999-3 A9	6.530%	2/1/31	11,449,497	11,313,262	(d)
Countrywide Asset-Backed Certificates, 2006-SD4 A1 (1 mo. USD LIBOR + 0.340%)	0.488%	12/25/36	49,922	34,798	(a)(d)
Countrywide Home Equity Loan Trust, 2006-E 2A (1 mo. USD LIBOR + 0.140%)	0.292%	7/15/36	31,463	30,361	(d)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. USD LIBOR + 0.150%)	0.302%	11/15/36	409,518	359,653	(d)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	3.168%	8/9/24	57,932,775	57,424,033	(a)(d)
Credit Suisse European Mortgage Capital Ltd., 2020-1OTF A	5.025%	8/9/24	62,683,618	60,803,110	(a)(f)(g)
CWHEQ Revolving Home Equity Loan Trust, 2006-I 2A (1 mo. USD LIBOR + 0.140%)	0.292%	1/15/37	3,806,240	3,647,252	(d)
ECMC Group Student Loan Trust, 2020-2A A (1 mo. USD LIBOR + 1.150%)	1.510%	11/25/69	18,410,000	18,438,223	(a)(d)
EFS Volunteer No 2 LLC, 2012-1 A2 (1 mo. USD LIBOR + 1.350%)	1.498%	3/25/36	9,968,945	10,003,477	(a)(d)
Fannie Mae Grantor Trust, 2017-T1 A	2.898%	6/25/27	6,778,951	7,527,035
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	48,520,000	55,577,651

See Notes to Schedule of Investments.

96	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN (1 mo. USD LIBOR + 0.500%)	0.648%	10/25/34	2,099,710	$2,007,990	(a)(d)
Goal Capital Funding Trust, 2005-2 A4 (3 mo. USD LIBOR + 0.200%)	0.450%	8/25/44	32,435,997	31,679,061	(d)
Green Tree Home Improvement Loan Trust, 1996-A B2	7.400%	2/15/26	1,518	856
GSRPM Mortgage Loan Trust, 2007-1 A (1 mo. USD LIBOR + 0.400%)	0.548%	10/25/46	5,734,033	5,286,279	(a)(d)
Hertz Vehicle Financing II LP, 2016-2A D	5.970%	3/25/22	10,226,000	9,890,376	(a)
Hertz Vehicle Financing II LP, 2017-1A D	6.490%	10/25/21	24,750,000	23,943,472	(a)
HSI Asset Securitization Corp. Trust, 2007-OPT1 1A (1 mo. USD LIBOR + 0.140%)	0.288%	12/25/36	82,027,495	69,560,735	(d)
Jimmy Johns Funding LLC, 2017-1A A2II	4.846%	7/30/47	10,069,570	10,244,976	(a)
Long Beach Mortgage Loan Trust, 2006-9 2A3 (1 mo. USD LIBOR + 0.160%)	0.308%	10/25/36	3,615,913	1,705,069	(d)
Morgan Stanley ABS Capital I Inc. Trust, 2003-HE3 M1 (1 mo. USD LIBOR + 1.020%)	1.168%	10/25/33	230,135	229,591	(d)
Morgan Stanley Resecuritization Trust, 2015-R7 1BXA	8.015%	2/26/29	18,137,842	18,117,328	(a)(d)
Navient Private Education Refi Loan Trust, 2020-GA A	1.170%	9/16/69	7,260,000	7,276,342	(a)
Option One Mortgage Loan Trust, 2007-FXD2 1A1	5.820%	3/25/37	30,686,764	31,807,709
Origen Manufactured Housing Contract Trust, 2006-A A2	2.408%	10/15/37	8,866,843	8,519,405	(d)
Origen Manufactured Housing Contract Trust, 2007-A A2	3.010%	4/15/37	11,824,174	11,215,371	(d)
Ownit Mortgage Loan Asset- Backed Certificates, 2004-1 M2 (1 mo. USD LIBOR + 1.800%)	1.948%	7/25/35	2,507,170	2,512,192	(d)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	97

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
RAMP Series Trust, 2006-RZ4 M1 (1 mo. USD LIBOR + 0.350%)	0.498%	10/25/36	17,250,000	$15,839,428	(d)
RAMP Trust, 2003-RS7 MII1 (1 mo. USD LIBOR + 1.125%)	1.273%	8/25/33	1,082,286	1,068,177	(d)
Renaissance Home Equity Loan Trust, 2003-4 A3 (1 mo. USD LIBOR + 0.620%)	0.768%	3/25/34	5,193,687	5,117,553	(d)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	13,813,084	10,484,892
Residential Funding Securities Corp., 2002-RP2 A1 (1 mo. USD LIBOR + 1.500%)	1.648%	10/25/32	1,284,574	1,252,156	(a)(d)
SBA Small Business Investment Cos., 2018-10B 1	3.548%	9/10/28	7,678,263	8,251,570
SBA Small Business Investment Cos., 2019-10A 1	3.113%	3/10/29	14,882,263	15,923,614
Securitized Asset Backed Receivables LLC Trust, 2006-WM3 A1 (1 mo. USD LIBOR + 0.050%)	0.198%	10/25/36	27,880,286	13,032,787	(d)
Securitized Asset Backed Receivables LLC Trust, 2006-WM3 A2 (1 mo. USD LIBOR + 0.160%)	0.308%	10/25/36	75,993,529	36,779,880	(d)
Securitized Asset Backed Receivables LLC Trust, 2006-WM3 A3 (1 mo. USD LIBOR + 0.220%)	0.368%	10/25/36	38,522,131	18,991,600	(d)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	49,649	25,150,498	(a)
SoFi Professional Loan Program LLC, 2015-C R	0.000%	8/25/36	4,200	2,888,941	(a)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	0.368%	2/25/36	1,092,668	44,860	(a)(d)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-BC2 A4 (1 mo. USD LIBOR + 0.150%)	0.298%	3/25/37	24,813,983	20,116,713	(d)

See Notes to Schedule of Investments.

98	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS		VALUE
ASSET-BACKED SECURITIES - (continued)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	6.939%	5/25/31	5,087,238		$4,921,419	(a)(d)
Towd Point Mortgage Trust, 2019-HY2 A1 (1 mo. USD LIBOR + 1.000%)	1.148%	5/25/58	37,507,632		37,573,264	(a)(d)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	10,050,806		10,714,057
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	9,949,908		10,903,267

TOTAL ASSET-BACKED SECURITIES (Cost - $996,630,854)					966,532,714

			SHARES
INVESTMENTS IN UNDERLYING FUNDS - 0.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost - $328,397,074)			2,459,787		331,357,907

	RATE	MATURITY DATE	FACE AMOUNT†
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.3%
Argentina - 0.0%††
Argentina Treasury Bond	1.000%	8/5/21	568,015,348	ARS	3,906,675	(f)

Japan - 0.3%
Japanese Government CPI Linked Bond	0.100%	3/10/26	9,442,781,700	JPY	89,275,092

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $98,804,825)					93,181,767

MUNICIPAL BONDS - 0.0%††
Missouri - 0.0%††
Missouri State HEFA Revenue, The Washington University, Taxable, Series A, Refunding (Cost - $12,440,000)	3.229%	5/15/50	12,440,000		14,089,668

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	99

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
PURCHASED OPTIONS - 0.0%††
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%††
Australian Dollar Futures, Call @ $72.00	10/9/20	185	185,000	$53,650
Australian Dollar Futures, Put @ $73.50	10/9/20	71	71,000	134,900
Canadian Dollar Futures, Call @ $75.00	11/6/20	186	186,000	141,360
Euro Futures, Call @ $1.18	10/9/20	40	5,000,000	12,500
Euro Futures, Put @ $1.18	10/9/20	284	35,500,000	202,350
Euro Futures, Put @ $1.18	10/9/20	841	105,125,000	935,612
Euro Futures, Put @ $1.19	10/9/20	260	32,500,000	559,000
Euro Futures, Put @ $1.17	11/6/20	186	23,250,000	220,875
Euro Futures, Put @ $1.19	11/6/20	281	35,125,000	639,275
Japanese Yen Futures, Call @ $95.00	10/9/20	8	10,000	2,500
Japanese Yen Futures, Call @ $96.00	10/9/20	567	708,750	35,437
U.S. Treasury 10-Year Notes Futures, Call @ $139.50	10/23/20	662	662,000	248,250
U.S. Treasury 10-Year Notes Futures, Call @ $139.50	11/20/20	404	404,000	303,000
U.S. Treasury 10-Year Notes Futures, Put @ $139.50	10/23/20	804	804,000	276,375
U.S. Treasury 10-Year Notes Futures, Put @ $139.75	10/23/20	201	201,000	94,219
U.S. Treasury Long-Term Bonds Futures, Call @ $176.00	10/23/20	554	554,000	848,313
U.S. Treasury Long-Term Bonds Futures, Call @ $177.00	10/23/20	1,206	1,206,000	1,243,688
U.S. Treasury Long-Term Bonds Futures, Call @ $177.50	10/23/20	704	704,000	583,000
U.S. Treasury Long-Term Bonds Futures, Call @ $178.00	10/23/20	101	101,000	66,281

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $7,336,921)				6,600,585

See Notes to Schedule of Investments.

100	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
OTC PURCHASED OPTIONS - 0.0%††
U.S. Dollar/ Canadian Dollar, Put @ 1.33CAD (Cost - $3,992,077)	Citibank N.A.	11/30/20	344,887,900	344,887,900	$3,992,077

TOTAL PURCHASED OPTIONS (Cost - $11,328,998)					10,592,662

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $35,102,896,465)					36,640,394,325

		RATE	MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 3.1%
U.S. GOVERNMENT AGENCIES - 0.1%
Federal Home Loan Bank (FHLB), Discount Notes (Cost - $23,957,125)		0.049%	10/28/20	23,960,000	23,959,101	(r)

				SHARES
MONEY MARKET FUNDS - 3.0%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $1,109,079,026)		0.020%		1,109,079,026	1,109,079,026	(s)

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,133,036,151)					1,133,038,127

TOTAL INVESTMENTS - 103.3% (Cost - $36,235,932,616)					37,773,432,452
Liabilities in Excess of Other Assets - (3.3)%					(1,194,974,661)

TOTAL NET ASSETS - 100.0%					$36,578,457,791

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	101

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Schedule of investments (unaudited) (cont’d)	September 30, 2020

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	The coupon payment on this security is currently in default as of September 30, 2020.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Value is less than $1.

(i)	The maturity principal is currently in default as of September 30, 2020.

(j)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2020, the Fund held TBA securities with a total cost of $1,696,714,859.

(k)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(l)	All or a portion of this security is held at the broker as collateral for open swap contracts.

(m)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(n)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(o)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(p)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(q)	All or a portion of this loan is unfunded as of September 30, 2020. The interest rate for fully unfunded term loans is to be determined.

(r)	Rate shown represents yield-to-maturity.

(s)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2020, the total market value of investments in Affiliated Companies was $1,109,079,026 and the cost was $1,109,079,026 (Note 2).

See Notes to Schedule of Investments.

102	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
ARS	— Argentine Peso
BRL	— Brazilian Real
CAD	— Canadian Dollar
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
CPI	— Consumer Price Index
ETF	— Exchange-Traded Fund
EUR	— Euro
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
JPY	— Japanese Yen
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS
EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
Australian Dollar Futures, Call	10/9/20	$70.50	141	141,000	$(176,250)
Australian Dollar Futures, Call	11/6/20	72.00	233	233,000	(188,730)
Australian Dollar Futures, Put	10/9/20	71.50	43	43,000	(16,770)
Australian Dollar Futures, Put	11/6/20	70.00	141	141,000	(62,040)
Australian Dollar Futures, Put	11/6/20	70.50	70	70,000	(39,900)
Australian Dollar Futures, Put	11/6/20	71.00	186	186,000	(135,780)
Australian Dollar Futures, Put	11/6/20	71.50	163	163,000	(151,590)
Euro Futures, Call	10/9/20	1.17	141	17,625,000	(178,012)
Euro Futures, Call	10/9/20	1.19	572	71,500,000	(57,200)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	103

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SCHEDULE OF WRITTEN OPTIONS (continued)

SECURITY		EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
Euro Futures, Call		11/6/20	$1.18		830	103,750,000	$(881,875)
Euro Futures, Put		11/6/20	1.16		141	17,625,000	(100,463)
Euro-Bund Futures, Put		10/23/20	174.00	EUR	266	26,600,000	(124,749)
U.S. Treasury 10-Year Notes Futures, Call		10/23/20	139.75		452	452,000	(113,000)
U.S. Treasury 10-Year Notes Futures, Call		10/23/20	140.00		3,070	3,070,000	(479,687)
U.S. Treasury 10-Year Notes Futures, Put		10/23/20	138.50		618	618,000	(57,938)
U.S. Treasury 10-Year Notes Futures, Put		10/23/20	139.00		923	923,000	(173,063)
U.S. Treasury Long-Term Bonds Futures, Call		10/9/20	177.50		606	606,000	(274,594)
U.S. Treasury Long-Term Bonds Futures, Call		10/23/20	180.00		408	408,000	(102,000)
U.S. Treasury Long-Term Bonds Futures, Call		10/23/20	182.00		100	100,000	(9,375)
U.S. Treasury Long-Term Bonds Futures, Call		11/20/20	178.00		314	314,000	(564,219)
U.S. Treasury Long-Term Bonds Futures, Call		11/20/20	180.00		324	324,000	(359,437)
U.S. Treasury Long-Term Bonds Futures, Put		10/23/20	173.00		1,329	1,329,000	(498,375)
U.S. Treasury Long-Term Bonds Futures, Put		10/23/20	175.00		868	868,000	(745,937)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $10,088,477)							$(5,490,984)

OTC WRITTEN OPTIONS

	COUNTERPARTY
U.S. Dollar/Mexican Peso, Put (Premiums received - $4,878,810)	Morgan Stanley & Co. Inc.	11/13/20	20.68	MXN	354,900,000	354,900,000	$(1,280,763)

TOTAL WRITTEN OPTIONS (Premiums received - $14,967,287)							$(6,771,747)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:

EUR	— Euro
MXN	— Mexican Peso

See Notes to Schedule of Investments.

104	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

At September 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	8,764	12/20	$2,158,207,804	$2,185,632,050	$27,424,246
Australian Dollar	8,471	12/20	613,827,585	606,777,730	(7,049,855)
British Pound	5,775	12/20	471,129,490	465,753,750	(5,375,740)
Canadian Dollar	2,570	12/20	194,662,047	193,084,100	(1,577,947)
Euro	4,066	12/20	600,139,299	596,456,788	(3,682,511)
Euro-Bobl	239	12/20	37,888,281	37,876,736	(11,545)
Euro-BTP	8,203	12/20	1,390,257,800	1,419,366,493	29,108,693
Euro-OAT	1,293	12/20	251,768,480	255,518,067	3,749,587
Japanese Yen	3,131	12/20	371,635,440	371,317,031	(318,409)
Mexican Peso	7,043	12/20	159,876,476	157,939,275	(1,937,201)
Russian Ruble	1,626	12/20	53,411,402	51,849,075	(1,562,327)
Swiss Franc	344	12/20	46,944,478	46,771,100	(173,378)
U.S. Treasury 2-Year Notes	6,537	12/20	1,444,014,956	1,444,421,651	406,695
U.S. Treasury 5-Year Notes	78,758	12/20	9,913,499,616	9,925,969,188	12,469,572
U.S. Treasury Long-Term Bonds	1,781	12/20	317,392,845	313,956,906	(3,435,939)
U.S. Treasury Ultra Long-Term Bonds	8,389	12/20	1,881,905,642	1,860,785,062	(21,120,580)

					26,913,361

Contracts to Sell:
90-Day Eurodollar	15,882	3/21	3,956,666,385	3,962,757,525	(6,091,140)
90-Day Eurodollar	18,053	6/21	4,443,462,789	4,504,674,825	(61,212,036)
90-Day Eurodollar	21,094	12/21	5,228,589,528	5,262,425,650	(33,836,122)
Australian 10-Year Bonds	295	12/20	31,221,667	31,565,769	(344,102)
Euro-Bund	14,115	12/20	2,862,422,340	2,888,154,473	(25,732,133)
Euro-Buxl	752	12/20	190,736,977	196,333,037	(5,596,060)
Japanese 10-Year Bonds	316	12/20	454,739,176	455,760,300	(1,021,124)
U.S. Treasury 10-Year Notes	4,370	12/20	609,729,950	609,751,562	(21,612)
U.S. Treasury Ultra 10-Year Notes	8,014	12/20	1,284,780,250	1,281,613,946	3,166,304

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	105

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell continued
United Kingdom Long Gilt Bonds	6,636	12/20	$1,166,935,174	$1,165,477,617	$1,457,557

					(129,230,468)

Net unrealized depreciation on open futures contracts					$(102,317,107)

At September 30, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	138,660,000	USD	101,307,004	BNP Paribas SA	10/16/20	$2,832,066
CAD	376,470,000	USD	275,054,432	BNP Paribas SA	10/16/20	7,689,226
EUR	246,644,352	USD	285,838,298	BNP Paribas SA	10/16/20	3,435,431
USD	76,028,913	CNH	536,285,141	BNP Paribas SA	10/16/20	(2,933,220)
USD	325,954,647	CNY	2,298,958,125	BNP Paribas SA	10/16/20	(11,196,237)
USD	439,664,641	EUR	391,120,000	BNP Paribas SA	10/16/20	(19,055,536)
USD	441,425,519	EUR	391,110,000	BNP Paribas SA	10/16/20	(17,282,929)
USD	448,586,170	EUR	398,490,000	BNP Paribas SA	10/16/20	(18,777,818)
USD	674,320,836	EUR	597,136,205	BNP Paribas SA	10/16/20	(26,022,857)
USD	242,710,252	MXN	5,463,067,987	BNP Paribas SA	10/16/20	(3,889,028)
CHF	43,000,000	USD	46,717,549	Citibank N.A.	10/16/20	(9,959)
EUR	43,000,000	USD	50,889,967	Citibank N.A.	10/16/20	(457,957)
EUR	159,128,366	USD	189,141,567	Citibank N.A.	10/16/20	(2,509,863)
MXN	7,782,210,000	USD	344,772,727	Citibank N.A.	10/16/20	6,511,092
RUB	1,450,000,000	USD	19,196,170	Citibank N.A.	10/16/20	(567,019)
USD	45,609,405	CHF	43,000,000	Citibank N.A.	10/16/20	(1,098,185)
USD	12,272,790	EUR	10,300,000	Citibank N.A.	10/16/20	192,564
USD	18,005,722	GBP	14,426,610	Citibank N.A.	10/16/20	(611,151)
USD	39,086,250	GBP	30,000,000	Citibank N.A.	10/16/20	372,638
USD	161,735,282	MXN	3,642,779,930	Citibank N.A.	10/16/20	(2,697,398)
USD	204,350,254	MXN	4,611,470,000	Citibank N.A.	10/16/20	(3,808,456)
ZAR	728,620,000	USD	41,514,680	Citibank N.A.	10/16/20	1,900,847
BRL	587,415,139	USD	109,321,113	Goldman Sachs Group Inc.	10/16/20	(4,769,895)
EUR	165,417,650	USD	195,926,289	Goldman Sachs Group Inc.	10/16/20	(1,918,277)
JPY	29,818,178,956	USD	282,560,436	Goldman Sachs Group Inc.	10/16/20	219,296

See Notes to Schedule of Investments.

106	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	5,935,107,917	USD	259,299,573	Goldman Sachs Group Inc.	10/16/20	$8,607,279
RUB	2,346,752,628	USD	32,404,759	Goldman Sachs Group Inc.	10/16/20	(2,254,407)
USD	4,739,134	JPY	500,000,000	Goldman Sachs Group Inc.	10/16/20	(2,599)
USD	272,978,640	JPY	29,318,178,956	Goldman Sachs Group Inc.	10/16/20	(5,059,358)
USD	47,938,796	RUB	3,796,752,628	Goldman Sachs Group Inc.	10/16/20	(840,707)
USD	42,471,511	ZAR	728,620,000	Goldman Sachs Group Inc.	10/16/20	(944,017)
CAD	311,491,234	USD	229,541,482	JPMorgan Chase & Co.	10/16/20	4,400,588
IDR	3,684,421,854,900	USD	248,561,145	JPMorgan Chase & Co.	10/16/20	(1,311,994)
INR	4,359,319,201	USD	57,103,998	JPMorgan Chase & Co.	10/16/20	1,884,938
USD	122,259,464	AUD	176,375,279	JPMorgan Chase & Co.	10/16/20	(4,073,740)
USD	131,879,568	MXN	2,798,289,257	Goldman Sachs Group Inc.	11/18/20	6,044,196
MXN	2,798,289,257	USD	132,022,800	Morgan Stanley & Co. Inc.	11/18/20	(6,187,428)
USD	180,282,325	CAD	240,100,000	Citibank N.A.	12/1/20	(67,010)
MXN	5,463,067,987	USD	240,126,413	BNP Paribas SA	1/19/21	3,804,636
USD	46,863,216	CHF	43,000,000	Citibank N.A.	1/19/21	9,021
RUB	3,796,752,628	USD	47,456,442	Goldman Sachs Group Inc.	1/19/21	806,857
USD	283,016,358	JPY	29,818,178,956	Goldman Sachs Group Inc.	1/19/21	(198,857)
ZAR	728,620,000	USD	42,014,762	Goldman Sachs Group Inc.	1/19/21	925,231

Total						$(88,909,996)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	107

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
RUB	— Russian Ruble
USD	— United States Dollar
ZAR	— South African Rand

At September 30, 2020, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Citibank N.A.	292,400,000	BRL	1/4/27	BRL-CDI**	7.024%**	—	$783,908
Citibank N.A.	346,800,000	BRL	1/4/27	BRL-CDI**	7.024%**	$158,679	771,073
Citibank N.A.	370,331,000	BRL	1/4/27	BRL-CDI**	7.024%**	197,562	795,275
JPMorgan Chase & Co.	240,800,000	BRL	1/4/27	BRL-CDI**	7.044%**	—	685,024

Total						$356,241	$3,035,280

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
1,182,383,000	6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	$(4,890)	$(442,989)
963,247,000	11/30/24	Daily U.S. Federal Funds Intraday Effective Rate annually	0.100% annually	567,963	(364,678)
898,865,000	5/15/27	0.450% semi-annually	3-Month LIBOR quarterly	(2,124,325)	3,807,583

See Notes to Schedule of Investments.

108	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

CENTRALLY CLEARED INTEREST RATE SWAPS (CONT’D)
NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
899,415,000	5/15/27	0.260% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	$(3,019,084)	$3,941,861
3,851,130,000MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	1,435,623	20,184,414
3,847,470,000MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	1,745,381	19,728,162
374,360,000	7/20/45	0.560% annually	Daily SOFR annually	3,192,610	20,307,186
163,600,000	8/19/45	0.740% annually	Daily SOFR annually	—	4,431,294
20,815,000	11/15/45	0.800% semi-annually	3-Month LIBOR quarterly	953,169	535,360
12,221,800,000JPY	5/9/46	0.641% semi-annually	6-Month JPY LIBOR semi-annually	—	(9,935,141)
367,188,000	2/15/47	1.000% semi-annually	3-Month LIBOR quarterly	4,450,076	6,767,447
116,571,000	3/17/50	0.900% semi-annually	3-Month LIBOR quarterly	1,977,560	4,354,630
59,037,000	3/18/50	0.792% semi-annually	3-Month LIBOR quarterly	—	4,882,946
59,149,000	3/19/50	0.818% semi-annually	3-Month LIBOR quarterly	—	4,847,731
63,300,000	7/13/50	0.885% semi-annually	3-Month LIBOR quarterly	(7,900)	4,133,704

Total				$9,166,183	$87,179,510

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Markit CDX.NA.HY.34 Index	$190,200,800	6/20/25	5.000% quarterly	$9,348,179	$(13,872,778)	$23,220,957
Markit CDX.NA.HY.35 Index	588,073,500	12/20/25	5.000% quarterly	24,095,724	24,452,487	(356,763)
Markit CDX.NA.IG.25 Index	137,411,840	12/20/20	1.000% quarterly	113,640	196,416	(82,776)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	109

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1] (CONT’D)
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Markit CDX.NA.IG.34 Index	$5,997,299,000	6/20/25	1.000% quarterly	$41,351,377	(15,268,963)	$56,620,340
Markit CDX.NA.IG.35 Index	214,290,000	12/20/25	1.000% quarterly	4,466,018	4,777,401	(311,383)

Total	$7,127,275,140			$79,374,938	$284,563	$79,090,375

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazil Cetip InterBank Deposit Rate
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

110	Western Asset Core Plus Bond Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

111

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

112

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$4,242,056,422	$19,937,093	$4,261,993,515
Other Corporate Bonds & Notes	—	9,041,377,004	—	9,041,377,004
Mortgage-Backed Securities	—	7,228,229,320	—	7,228,229,320
U.S. Government & Agency Obligations	—	6,138,307,698	—	6,138,307,698
Sovereign Bonds	—	3,142,089,336	—	3,142,089,336
Collateralized Mortgage Obligations	—	2,418,724,992	—	2,418,724,992
Senior Loans:
Consumer Discretionary	—	309,200,316	63,567,866	372,768,182
Other Senior Loans	—	1,351,422,851	—	1,351,422,851
U.S. Treasury Inflation Protected Securities	—	1,269,726,709	—	1,269,726,709
Asset-Backed Securities	—	905,729,604	60,803,110	966,532,714
Investments in Underlying Funds	$331,357,907	—	—	331,357,907
Non-U.S. Treasury Inflation Protected Securities	—	93,181,767	—	93,181,767
Municipal Bonds	—	14,089,668	—	14,089,668
Purchased Options:
Exchange-Traded Purchased Options	6,600,585	—	—	6,600,585
OTC Purchased Options	—	3,992,077	—	3,992,077

Total Long-Term Investments	337,958,492	36,158,127,764	144,308,069	36,640,394,325

Short-Term Investments†:
U.S. Government Agencies	—	23,959,101	—	23,959,101
Money Market Funds	1,109,079,026	—	—	1,109,079,026

Total Short-Term Investments	1,109,079,026	23,959,101	—	1,133,038,127

Total Investments	$1,447,037,518	$36,182,086,865	$144,308,069	$37,773,432,452

113

Notes to Schedule of Investments (unaudited) (continued)

ASSETS (CONT’D)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$77,782,654	—	—	$77,782,654
Forward Foreign Currency Contracts	—	$49,635,906	—	49,635,906
OTC Interest Rate Swaps‡	—	3,391,521	—	3,391,521
Centrally Cleared Interest Rate Swaps	—	97,922,318	—	97,922,318
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	79,841,297	—	79,841,297

Total Other Financial Instruments	$77,782,654	$230,791,042	—	$308,573,696

Total	$1,524,820,172	$36,412,877,907	$144,308,069	$38,082,006,148

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$5,490,984	—	—	$5,490,984
OTC Written Options	—	$1,280,763	—	1,280,763
Futures Contracts	180,099,761	—	—	180,099,761
Forward Foreign Currency Contracts	—	138,545,902	—	138,545,902
Centrally Cleared Interest Rate Swaps	—	10,742,808	—	10,742,808
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	750,922	—	750,922

Total	$185,590,745	$151,320,395	—	$336,911,140

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2020. The following transactions were effected in such company for the period ended September 30, 2020.

114

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at December 31, 2019	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2020
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$785,260,328	$10,577,273,608	10,577,273,608	$10,253,454,910	10,253,454,910	—	$3,403,740	—	$1,109,079,026

115